UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08004

AMG Funds IV

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JANUARY 31, 2019	(1st Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

AMG Managers Fairpointe ESG Equity Fund Schedule of Portfolio Investments (unaudited) January 31, 2019

	Shares	Value
Common Stocks - 97.3%
Communication Services - 19.2%
Cars.com, Inc.*	6,500	$177,515
Lions Gate Entertainment Corp., Class A	8,100	148,797
Lions Gate Entertainment Corp., Class B	17,700	310,281
Meredith Corp.	8,150	442,301
The New York Times Co., Class A	8,600	221,106
Scholastic Corp.	9,000	375,210
TEGNA, Inc.	37,000	434,380
Total Communication Services		2,109,590
Consumer Discretionary - 7.8%
Magna International, Inc. (Canada)	6,300	333,333
Mattel, Inc.*	31,100	368,224
Tractor Supply Co.	1,800	153,720
Total Consumer Discretionary		855,277
Consumer Staples - 10.8%
Bunge, Ltd.	6,400	352,448
Dean Foods Co.	38,300	159,711
Hormel Foods Corp.	2,300	97,336
Molson Coors Brewing Co., Class B	5,600	373,016
Unilever PLC, Sponsored ADR (United Kingdom)	3,800	199,880
Total Consumer Staples		1,182,391
Financials - 3.3%
The Bank of New York Mellon Corp.	2,200	115,104
Northern Trust Corp.	2,800	247,688
Total Financials		362,792
Health Care - 17.6%
Agilent Technologies, Inc.	3,400	258,570
Bristol-Myers Squibb Co.	6,490	320,411
Hologic, Inc.*	1,900	84,360
Patterson Cos., Inc.	11,800	263,022
Quest Diagnostics, Inc.	3,800	331,930
Smith & Nephew PLC, ADR (United Kingdom)	7,900	300,674
Varex Imaging Corp.*	6,400	182,336
Varian Medical Systems, Inc.*	1,400	184,842
Total Health Care		1,926,145

	Shares	Value
Industrials - 15.9%
AGCO Corp.	2,900	$186,180
General Electric Co.	32,700	332,232
ManpowerGroup, Inc.	4,300	339,829
Owens Corning	6,200	324,818
Quanta Services, Inc.	5,900	208,506
Wabtec Corp.	5,100	352,716
Total Industrials		1,744,281
Information Technology - 22.7%
Akamai Technologies, Inc.*	3,800	247,380
Cisco Systems, Inc.	2,900	137,141
Cree, Inc.*	6,400	322,752
Hewlett Packard Enterprise Co.	8,500	132,515
HP, Inc.	6,600	145,398
International Business Machines Corp.	3,200	430,144
Juniper Networks, Inc.	15,000	389,100
QUALCOMM, Inc.	6,590	326,337
Teradata Corp.*	6,200	275,156
VMware, Inc., Class A	600	90,642
Total Information Technology		2,496,565
Total Common Stocks (Cost $10,067,261)		10,677,041
Short-Term Investments - 2.3%
Other Investment Companies - 2.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.30%[1]	85,628	85,628
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.36%[1]	85,629	85,629
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.34%[1]	88,223	88,223
Total Short-Term Investments (Cost $259,480)		259,480
Total Investments - 99.6% (Cost $10,326,741)		10,936,521
Other Assets, less Liabilities - 0.4%		38,517
Net Assets - 100.0%		$10,975,038

*	Non-income producing security.
[1]	Yield shown represents the January 31, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
ADR	American Depositary Receipt

AMG Managers Fairpointe ESG Equity Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$10,677,041	—	—	$10,677,041
Short-Term Investments
Other Investment Companies	259,480	—	—	259,480

Total Investments in Securities	$10,936,521	—	—	$10,936,521

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the period ended January 31, 2019, there were no transfers in or out of Level 3.

AMG River Road Focused Absolute Value Fund Schedule of Portfolio Investments (unaudited) January 31, 2019

	Shares	Value
Common Stocks - 98.9%
Communication Services - 22.4%
Comcast Corp., Class A	64,601	$2,362,459
Discovery, Inc., Class C*	67,093	1,788,029
GCI Liberty, Inc., Class A*,1	47,349	2,410,064
Liberty Broadband Corp., Class C*	20,063	1,705,756
Liberty Latin America, Ltd., Class C*,1	80,919	1,414,464
Liberty Media Corp.-Liberty SiriusXM, Class C*	32,473	1,297,621
Total Communication Services		10,978,393
Consumer Discretionary - 6.3%
Expedia, Inc.	10,101	1,204,544
LKQ Corp.*	71,984	1,887,421
Total Consumer Discretionary		3,091,965
Consumer Staples - 4.0%
Hostess Brands, Inc.*,1	172,212	1,978,716
Energy - 7.0%
Kinder Morgan, Inc.	101,234	1,832,336
World Fuel Services Corp.	65,197	1,622,753
Total Energy		3,455,089
Financials - 27.2%
Axis Capital Holdings, Ltd. (Bermuda)	31,216	1,671,617
Berkshire Hathaway, Inc., Class B*	17,939	3,687,182
Brookfield Asset Management, Inc., Class A (Canada)	55,050	2,369,902
FGL Holdings (Bermuda)*,1	175,319	1,386,773
Oaktree Capital Group LLC, (MLP) [1]	32,884	1,342,325
U.S. Bancorp	30,918	1,581,765
Wells Fargo & Co.	26,211	1,281,980
Total Financials		13,321,544
Health Care - 6.3%
Allergan PLC	9,414	1,355,427
McKesson Corp.	13,459	1,726,117
Total Health Care		3,081,544
Industrials - 2.7%
Air Transport Services Group, Inc.*	56,696	1,346,530
Information Technology - 23.0%
Apple, Inc.	8,409	1,399,594
Avaya Holdings Corp.*	59,301	1,002,780

	Shares	Value
CDK Global, Inc.	36,837	$1,801,698
Conduent, Inc.*	106,879	1,362,707
NCR Corp.*	64,991	1,738,509
Sabre Corp.	91,887	2,111,563
Tech Data Corp.*	19,424	1,857,517
Total Information Technology		11,274,368
Total Common Stocks (Cost $46,401,096)		48,528,149

	Principal Amount
Short-Term Investments - 4.6%
Joint Repurchase Agreements - 2.6%[2]
Industrial and Commercial Bank of China Financial Services LLC, dated 01/31/19, due 02/01/19, 2.570% total to be received $254,948 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 2.875% - 8.750%, 08/15/20 - 09/09/49, totaling $260,029)	$254,930	254,930
Mizuho Securities USA, LLC, dated 01/31/19, due 02/01/19, 2.570% total to be received $1,000,071 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 3.500%, 04/18/19 -02/01/48, totaling $1,020,000)	1,000,000	1,000,000
Total Joint Repurchase Agreements		1,254,930

	Shares
Other Investment Companies - 2.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.30%[3]	324,261	324,261
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.36%[3]	324,260	324,260
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.34%[3]	334,087	334,087
Total Other Investment Companies		982,608
Total Short-Term Investments (Cost $2,237,538)		2,237,538
Total Investments - 103.5% (Cost $48,638,634)		50,765,687
Other Assets, less Liabilities - (3.5)%		(1,711,215)
Net Assets - 100.0%		$49,054,472

*	Non-income producing security.
[1]

Some or all of these securities, amounting to $5,041,571 or 10.3% of net assets, were out on loan to various brokers and are collateralized by cash and various U.S. Treasury Obligations. See Notes to Schedule of Portfolio of Investments.

[2]	Cash collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the January 31, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

AMG River Road Focused Absolute Value Fund Schedule of Portfolio Investments (continued)

MLP  Master Limited Partnership

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$48,528,149	—	—	$48,528,149
Short-Term Investments
Joint Repurchase Agreements	—	$1,254,930	—	1,254,930
Other Investment Companies	982,608	—	—	982,608

Total Investments in Securities	$49,510,757	$1,254,930	—	$50,765,687

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the period ended January 31, 2019, there were no transfers in or out of Level 3.

AMG Managers Montag & Caldwell Growth Fund Schedule of Portfolio Investments (unaudited) January 31, 2019

	Shares	Value
Common Stocks - 95.4%
Communication Services - 7.9%
Activision Blizzard, Inc.	128,600	$6,075,064
Alphabet, Inc., Class A*	20,552	23,139,291
Facebook, Inc., Class A*	68,331	11,390,095
Total Communication Services		40,604,450
Consumer Discretionary - 14.3%
Aramark[1]	316,000	10,412,200
Booking Holdings, Inc.*	8,480	15,542,229
Dollar Tree, Inc.*	89,780	8,693,397
Lowe’s Cos., Inc.	165,700	15,933,712
Starbucks Corp.	98,600	6,718,604
Ulta Beauty, Inc.*	55,563	16,219,951
Total Consumer Discretionary		73,520,093
Consumer Staples - 5.3%
Mondelez International, Inc., Class A	344,400	15,931,944
Monster Beverage Corp.*	194,900	11,156,076
Total Consumer Staples		27,088,020
Financials - 9.6%
The Charles Schwab Corp.	306,000	14,311,620
Intercontinental Exchange, Inc.	211,750	16,253,930
S&P Global, Inc.	97,290	18,645,629
Total Financials		49,211,179
Health Care - 20.6%
Abbott Laboratories	327,100	23,871,758
Becton Dickinson & Co.	96,727	24,129,517
Edwards Lifesciences Corp.*	58,230	9,923,557
Thermo Fisher Scientific, Inc.	94,497	23,215,078
UnitedHealth Group, Inc.	91,712	24,780,582
Total Health Care		105,920,492
Industrials - 4.5%
Honeywell International, Inc.	102,385	14,705,558
IHS Markit, Ltd. (United Kingdom)*	160,900	8,353,928
Total Industrials		23,059,486

*	Non-income producing security.
[1]

Some or all of these securities, amounting to $9,495,465 or 1.8% of net assets, were out on loan to various brokers and are collateralized by various U.S. Treasury Obligations. See Notes to Schedule of Portfolio of Investments.

	Shares	Value
Information Technology - 25.7%
Accenture PLC, Class A (Ireland)	65,970	$10,129,694
Amphenol Corp., Class A	127,500	11,209,800
Apple, Inc.	67,147	11,175,947
Fidelity National Information Services, Inc.	153,100	16,003,543
FleetCor Technologies, Inc.*	62,751	12,663,779
Mastercard, Inc., Class A	62,780	13,254,741
Microsoft Corp.	226,700	23,674,281
QUALCOMM, Inc.	93,000	4,605,360
salesforce.com, Inc.*	61,100	9,285,367
Visa, Inc., Class A	148,200	20,008,482
Total Information Technology		132,010,994
Materials - 5.6%
Air Products & Chemicals, Inc.	73,659	12,108,803
The Sherwin-Williams Co.	40,091	16,899,158
Total Materials		29,007,961
Real Estate - 1.9%
American Tower Corp., REIT	55,711	9,629,089
Total Common Stocks (Cost $356,232,126)		490,051,764
Short-Term Investments - 5.9%
Other Investment Companies - 5.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.30%[2]	9,899,580	9,899,580
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.36%[2]	9,899,581	9,899,581
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.34%[2]	10,199,568	10,199,568
Total Short-Term Investments (Cost $29,998,729)		29,998,729
Total Investments - 101.3% (Cost $386,230,855)		520,050,493
Other Assets, less Liabilities - (1.3)%		(6,521,576)
Net Assets - 100.0%		$513,528,917

[2]	Yield shown represents the January 31, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT	Real Estate Investment Trust

AMG Managers Montag & Caldwell Growth Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$490,051,764	—	—	$490,051,764
Short-Term Investments
Other Investment Companies	29,998,729	—	—	29,998,729

Total Investments in Securities	$520,050,493	—	—	$520,050,493

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the period ended January 31, 2019, there were no transfers in or out of Level 3.

AMG River Road Dividend All Cap Value Fund Schedule of Portfolio Investments (unaudited) January 31, 2019

	Shares	Value
Common Stocks - 99.1%
Communication Services - 10.7%
Cinemark Holdings, Inc.[1]	388,274	$15,888,172
Comcast Corp., Class A	469,778	17,179,781
The Interpublic Group of Cos., Inc.	493,769	11,233,245
Meredith Corp.[1]	144,962	7,867,088
Omnicom Group, Inc.	194,345	15,135,589
Verizon Communications, Inc.	280,248	15,430,455
Total Communication Services		82,734,330
Consumer Discretionary - 8.9%
Cedar Fair LP, (MLP)	216,629	11,979,584
Extended Stay America, Inc.	825,804	14,121,248
PetMed Express, Inc.	235,410	5,574,509
Polaris Industries, Inc.[1]	59,054	4,953,450
Starbucks Corp.	190,888	13,007,108
Target Corp.	262,330	19,150,090
Total Consumer Discretionary		68,785,989
Consumer Staples - 9.0%
Kimberly-Clark Corp.	149,322	16,631,484
PepsiCo, Inc.	116,850	13,165,490
Unilever PLC, Sponsored ADR (United Kingdom)[1]	241,432	12,699,323
Walgreens Boots Alliance, Inc.	154,599	11,171,324
Walmart, Inc.	167,906	16,090,432
Total Consumer Staples		69,758,053
Energy - 13.4%
Chevron Corp.	78,417	8,990,509
Enterprise Products Partners LP, (MLP)	440,561	12,190,323
Exxon Mobil Corp.	169,367	12,411,214
Kinder Morgan, Inc.	804,605	14,563,350
Magellan Midstream Partners LP, (MLP)	249,462	15,329,440
Marathon Petroleum Corp.	326,017	21,601,886
Occidental Petroleum Corp.	150,378	10,042,243
Valero Energy Corp.	104,366	9,165,422
Total Energy		104,294,387
Financials - 15.8%
Axis Capital Holdings, Ltd. (Bermuda)	150,984	8,085,193
BB&T Corp.	454,059	22,158,079
CNA Financial Corp.	225,471	10,340,100
Lazard, Ltd., Class A	302,626	12,041,489
MetLife, Inc.	119,465	5,455,967
The PNC Financial Services Group, Inc.	118,769	14,569,393
Stock Yards Bancorp, Inc.	133,467	4,613,954
U.S. Bancorp	447,795	22,909,192

	Shares	Value
Wells Fargo & Co.	216,827	$10,605,009
WesBanco, Inc.[1]	303,149	12,310,881
Total Financials		123,089,257
Health Care - 1.8%
Amgen, Inc.	75,495	14,125,869
Industrials - 15.9%
Aircastle, Ltd.[1]	768,018	16,005,495
Emerson Electric Co.	140,475	9,196,898
Fastenal Co.	441,697	26,705,001
Illinois Tool Works, Inc.	90,428	12,416,669
Johnson Controls International PLC	163,920	5,535,578
KAR Auction Services, Inc.	257,399	13,387,322
MSC Industrial Direct Co, Inc., Class A	148,598	12,406,447
Nielsen Holdings PLC[1]	284,442	7,304,471
Thomson Reuters Corp. (Canada)[1]	146,684	7,677,440
United Parcel Service, Inc., Class B	124,770	13,150,758
Total Industrials		123,786,079
Information Technology - 7.5%
Cisco Systems, Inc.	361,593	17,099,733
Corning, Inc.	651,546	21,670,420
CSG Systems International, Inc.	135,556	4,905,772
Intel Corp.	152,564	7,188,816
QUALCOMM, Inc.	150,278	7,441,766
Total Information Technology		58,306,507
Materials - 4.2%
Linde PLC (United Kingdom)[1]	72,323	11,789,372
LyondellBasell Industries NV, Class A	113,242	9,848,657
RPM International, Inc.	194,495	11,117,334
Total Materials		32,755,363
Real Estate - 9.1%
The GEO Group Inc., REIT	424,178	9,565,214
Iron Mountain, Inc., REIT [1]	593,096	22,063,171
Ryman Hospitality Properties, Inc., REIT	170,321	13,685,292
Sabra Health Care REIT, Inc.	519,489	10,670,304
Ventas, Inc., REIT	222,765	14,366,115
Total Real Estate		70,350,096
Utilities - 2.8%
AmeriGas Partners LP, (MLP) [1]	273,788	8,443,622
Black Hills Corp.	85,370	5,795,769
National Fuel Gas Co.[1]	135,342	7,755,097
Total Utilities		21,994,488
Total Common Stocks (Cost $634,422,431)		769,980,418

AMG River Road Dividend All Cap Value Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 1.7%
Joint Repurchase Agreements - 0.9%[2]
Citigroup Global Markets, Inc., dated 01/31/19, due 02/01/19, 2.570% total to be received $1,617,590 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.500%, 03/31/19 - 02/01/49, totaling $1,649,825)	$1,617,475	$1,617,475
Industrial and Commercial Bank of China Financial Services LLC dated 01/31/19, due 02/01/19, 2.570% total to be received $340,041 (collateralized by various U.S. Treasuries, 2.875% - 8.750%, 08/15/20 - 09/09/49, totaling $346,818)	340,017	340,017
Jefferies LLC, dated 01/31/19, due 02/01/19, 2.600% total to be received $1,617,592 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.625%, 02/06/19 - 07/15/36, totaling $1,649,826)	1,617,475	1,617,475
Mizuho Securities USA, LLC, dated 01/31/19, due 02/01/19, 2.570% total to be received $1,617,590 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 3.500%, 04/18/19 - 02/01/48, totaling $1,649,825)	1,617,475	1,617,475

	Principal Amount	Value
RBC Dominion Securities, Inc., dated 01/31/19, due 02/01/19, 2.570% total to be received $1,617,590 (collateralized by various U.S. Government Agency Obligations, 1.250% - 7.000%, 05/30/19 - 12/15/48, totaling $1,649,825)	$1,617,475	$1,617,475
Total Joint Repurchase Agreements		6,809,917

	Shares
Other Investment Companies - 0.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.30%[3]	2,164,069	2,164,069
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.36%[3]	2,164,069	2,164,069
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.34%[3]	2,229,647	2,229,647
Total Other Investment Companies		6,557,785
Total Short-Term Investments (Cost $13,367,702)		13,367,702
Total Investments - 100.8% (Cost $647,790,133)		783,348,120
Other Assets, less Liabilities - (0.8)%		(6,571,296)
Net Assets - 100.0%		$776,776,824

[1]

Some or all of these securities, amounting to $59,508,782 or 7.7% of net assets, were out on loan to various brokers and are collateralized by cash and various U.S. Treasury Obligations. See Notes to Schedule of Portfolio of Investments.

[2]	Cash collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the January 31, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
ADR	American Depositary Receipt
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$769,980,418	—	—	$769,980,418
Short-Term Investments
Joint Repurchase Agreements	—	$6,809,917	—	6,809,917
Other Investment Companies	6,557,785	—	—	6,557,785

Total Investments in Securities	$776,538,203	$6,809,917	—	$783,348,120

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the period ended January 31, 2019, there were no transfers in or out of Level 3.

AMG River Road Dividend All Cap Value Fund II Schedule of Portfolio Investments (unaudited) January 31, 2019

	Shares	Value
Common Stocks - 97.0%
Communication Services - 11.0%
Cinemark Holdings, Inc.[1]	40,338	$1,650,631
Comcast Corp., Class A	48,202	1,762,747
The Interpublic Group of Cos., Inc.	51,184	1,164,436
Meredith Corp.[1]	15,006	814,376
Omnicom Group, Inc.	20,068	1,562,896
Verizon Communications, Inc.	29,068	1,600,484
Total Communication Services		8,555,570
Consumer Discretionary - 7.6%
Cedar Fair LP, (MLP)	9,134	505,110
Extended Stay America, Inc.	84,917	1,452,081
Polaris Industries, Inc.[1]	6,222	521,901
Starbucks Corp.	19,979	1,361,369
Target Corp.	27,563	2,012,099
Total Consumer Discretionary		5,852,560
Consumer Staples - 9.3%
Kimberly-Clark Corp.	15,831	1,763,257
PepsiCo, Inc.	12,164	1,370,518
Unilever PLC, Sponsored ADR (United Kingdom)	24,519	1,289,700
Walgreens Boots Alliance, Inc.	15,632	1,129,568
Walmart, Inc.	17,163	1,644,730
Total Consumer Staples		7,197,773
Energy - 14.0%
Chevron Corp.	8,182	938,066
Enterprise Products Partners LP, (MLP)	45,877	1,269,417
Exxon Mobil Corp.	17,329	1,269,869
Kinder Morgan, Inc.	84,447	1,528,491
Magellan Midstream Partners LP, (MLP)	26,371	1,620,498
Marathon Petroleum Corp.	33,570	2,224,348
Occidental Petroleum Corp.	15,552	1,038,562
Valero Energy Corp.	10,894	956,711
Total Energy		10,845,962
Financials - 13.5%
Axis Capital Holdings, Ltd. (Bermuda)	15,286	818,565
BB&T Corp.	47,027	2,294,918
CNA Financial Corp.	13,829	634,198
Lazard, Ltd., Class A	31,230	1,242,642
MetLife, Inc.	12,271	560,417
The PNC Financial Services Group, Inc.	12,303	1,509,209
U.S. Bancorp	45,296	2,317,343
Wells Fargo & Co.	21,942	1,073,183
Total Financials		10,450,475

	Shares	Value
Health Care - 1.9%
Amgen, Inc.	7,897	$1,477,608
Industrials - 15.3%
Aircastle, Ltd.	29,637	617,635
Emerson Electric Co.	14,758	966,206
Fastenal Co.	46,367	2,803,349
Illinois Tool Works, Inc.	9,348	1,283,574
Johnson Controls International PLC	17,167	579,729
KAR Auction Services, Inc.	26,606	1,383,778
MSC Industrial Direct Co, Inc., Class A	15,677	1,308,873
Nielsen Holdings PLC	29,207	750,036
Thomson Reuters Corp. (Canada)	15,342	803,000
United Parcel Service, Inc., Class B	12,872	1,356,709
Total Industrials		11,852,889
Information Technology - 7.9%
Cisco Systems, Inc.	36,938	1,746,798
Corning, Inc.	69,322	2,305,649
CSG Systems International, Inc.	14,067	509,085
Intel Corp.	15,731	741,245
QUALCOMM, Inc.	15,794	782,119
Total Information Technology		6,084,896
Materials - 4.4%
Linde PLC (United Kingdom)	7,582	1,235,942
LyondellBasell Industries NV, Class A	11,801	1,026,333
RPM International, Inc.	20,409	1,166,578
Total Materials		3,428,853
Real Estate - 9.5%
The GEO Group Inc., REIT	44,410	1,001,446
Iron Mountain, Inc., REIT [1]	60,341	2,244,685
Ryman Hospitality Properties, Inc., REIT	18,484	1,485,189
Sabra Health Care REIT, Inc.	53,202	1,092,769
Ventas, Inc., REIT	23,300	1,502,617
Total Real Estate		7,326,706
Utilities - 2.6%
AmeriGas Partners LP, (MLP) [1]	18,789	579,453
Black Hills Corp.	8,850	600,826
National Fuel Gas Co.[1]	14,180	812,514
Total Utilities		1,992,793
Total Common Stocks (Cost $63,692,334)		75,066,085

AMG River Road Dividend All Cap Value Fund II
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 3.0%
Joint Repurchase Agreements - 0.0%#,2
Industrial and Commercial Bank of China Financial Services LLC dated 01/31/19, due 02/01/19, 2.570% total to be received $45,083 (collateralized by various U.S. Treasuries, 2.875% - 8.750%, 08/15/20 - 09/09/49, totaling $45,982)	$45,080	$45,080

	Shares
Other Investment Companies - 3.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.30%[3]	755,698	755,698
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.36%[3]	755,698	755,698
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.34%[3]	778,598	778,598
Total Other Investment Companies		2,289,994
Total Short-Term Investments (Cost $2,335,074)		2,335,074

Value
Total Investments - 100.0% (Cost $66,027,408)	$77,401,159
Other Assets, less Liabilities - 0.0%	9,489
Net Assets - 100.0%	$77,410,648

ADR	American Depositary Receipt
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust

#	Less than 0.05%.
[1]

Some or all of these securities, amounting to $5,127,603 or 6.6% of net assets, were out on loan to various brokers and are collateralized by cash and various U.S. Treasury Obligations. See Notes to Schedule of Portfolio of Investments.

[2]	Cash collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the January 31, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$75,066,085	—	—	$75,066,085
Short-Term Investments
Joint Repurchase Agreements	—	$45,080	—	45,080
Other Investment Companies	2,289,994	—	—	2,289,994

Total Investments in Securities	$77,356,079	$45,080	—	$77,401,159

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the period ended January 31, 2019, there were no transfers in or out of Level 3.

AMG Managers Fairpointe Mid Cap Fund Schedule of Portfolio Investments (unaudited) January 31, 2019

	Shares	Value
Common Stocks - 93.7%
Communication Services - 17.9%
Cars.com, Inc.*	2,817,400	$76,943,194
Lions Gate Entertainment Corp., Class A	2,374,872	43,626,399
Lions Gate Entertainment Corp., Class B	2,200,522	38,575,151
Meredith Corp.	1,480,350	80,338,594
The New York Times Co., Class A	2,788,845	71,701,205
Scholastic Corp.	967,500	40,335,075
TEGNA, Inc.	9,148,600	107,404,564
Total Communication Services		458,924,182
Consumer Discretionary - 16.0%
Cooper Tire & Rubber Co.	1,275,420	44,894,784
Gentex Corp.	2,220,500	47,030,190
Lear Corp.	234,200	36,050,406
LKQ Corp.*	2,691,500	70,571,130
Mattel, Inc.*	6,655,400	78,799,936
Office Depot, Inc.	22,494,600	66,359,070
Whirlpool Corp.	503,207	66,931,563
Total Consumer Discretionary		410,637,079
Consumer Staples - 7.7%
Bunge, Ltd.	1,250,400	68,859,528
Hormel Foods Corp.	934,200	39,535,344
Molson Coors Brewing Co., Class B	1,331,700	88,704,537
Total Consumer Staples		197,099,409
Energy - 3.4%
McDermott International, Inc.*	7,688,331	67,811,079
TechnipFMC PLC (United Kingdom)	813,728	18,683,195
Total Energy		86,494,274
Financials - 7.2%
Cincinnati Financial Corp.	707,100	57,359,952
Northern Trust Corp.	813,700	71,979,902
Raymond James Financial, Inc.	703,300	56,615,650
Total Financials		185,955,504
Health Care - 7.1%
Patterson Cos., Inc.	2,410,100	53,721,129
Quest Diagnostics, Inc.	747,400	65,285,390
Varex Imaging Corp.*	687,020	19,573,200
Varian Medical Systems, Inc.*	340,200	44,916,606
Total Health Care		183,496,325

*	Non-income producing security.
[1]	Yield shown represents the January 31, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

	Shares	Value
Industrials - 16.4%
AGCO Corp.	753,200	$48,355,440
Arconic, Inc.	666,135	12,536,661
Copa Holdings, S.A., Class A (Panama)	645,035	61,181,570
Donaldson Co., Inc.	784,808	37,105,722
ManpowerGroup, Inc.	479,900	37,926,497
Owens Corning	1,006,500	52,730,535
Stericycle, Inc.*	1,230,300	54,231,624
Wabtec Corp.	686,900	47,506,004
Werner Enterprises, Inc.	2,069,700	68,134,524
Total Industrials		419,708,577
Information Technology - 15.4%
Akamai Technologies, Inc.*	735,950	47,910,345
Cree, Inc.*	890,973	44,931,768
Itron, Inc.*	466,298	25,473,860
Jabil, Inc.	2,384,400	63,544,260
Juniper Networks, Inc.	2,665,800	69,150,852
Nuance Communications, Inc.*	3,186,400	50,568,168
Teradata Corp.*	1,591,900	70,648,522
Unisys Corp.*	1,697,888	22,208,375
Total Information Technology		394,436,150
Materials - 2.6%
Domtar Corp.	1,440,200	67,545,380
Total Common Stocks (Cost $2,081,666,361)		2,404,296,880
Short-Term Investments - 6.0%
Other Investment Companies - 6.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.30%[1]	50,719,116	50,719,116
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.36%[1]	50,719,116	50,719,116
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.34%[1]	52,256,059	52,256,059
Total Short-Term Investments (Cost $153,694,291)		153,694,291
Total Investments - 99.7% (Cost $2,235,360,652)		2,557,991,171
Other Assets, less Liabilities - 0.3%		7,459,596
Net Assets - 100.0%		$2,565,450,767

AMG Managers Fairpointe Mid Cap Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$2,404,296,880	—	—	$2,404,296,880
Short-Term Investments
Other Investment Companies	153,694,291	—	—	153,694,291

Total Investments in Securities	$2,557,991,171	—	—	$2,557,991,171

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the period ended January 31, 2019, there were no transfers in or out of Level 3.

AMG Managers LMCG Small Cap Growth Fund Schedule of Portfolio Investments (unaudited) January 31, 2019

	Shares	Value
Common Stocks - 96.6%
Communication Services - 6.9%
Boingo Wireless, Inc.*	90,560	$2,184,307
Gray Television, Inc.*,1	24,769	413,890
Zayo Group Holdings, Inc.*	87,346	2,397,648
Total Communication Services		4,995,845
Consumer Discretionary - 21.3%
BJ’s Restaurants, Inc.[1]	20,531	1,023,060
Eldorado Resorts, Inc.*,1	11,566	539,207
Five Below, Inc.*	10,344	1,279,863
Marriott Vacations Worldwide Corp.	39,806	3,524,423
Ollie’s Bargain Outlet Holdings, Inc.*	7,673	599,799
Pool Corp.	4,607	690,635
Red Rock Resorts, Inc., ClassA[1]	152,697	3,875,450
Sinclair Broadcast Group, Inc., Class A	100,184	3,086,669
Texas Roadhouse, Inc.	11,030	671,065
Wingstop, Inc.	3,084	202,465
Total Consumer Discretionary		15,492,636
Consumer Staples - 1.7%
Central Garden & Pet Co., Class A*	35,384	1,260,378
Financials - 3.0%
Health Insurance Innovations, Inc., Class A*,1	37,383	1,433,264
Kinsale Capital Group, Inc.	13,448	779,984
Total Financials		2,213,248
Health Care - 32.9%
Addus HomeCare Corp.*	41,627	2,503,864
Agios Pharmaceuticals, Inc.*,1	12,677	679,487
Amedisys, Inc.*	4,715	618,419
AtriCure, Inc.*	54,846	1,697,484
Blueprint Medicines Corp.*	15,366	1,107,735
CryoLife, Inc.*	26,396	736,712
Encompass Health Corp.	7,003	468,081
Evolent Health, Inc., Class A*,1	39,396	696,521
HMS Holdings Corp.*	22,093	662,569
Inogen, Inc.*	12,926	1,954,541
Intercept Pharmaceuticals, Inc.*	5,216	629,467
iRhythm Technologies, Inc.*,1	20,096	1,708,160
LHC Group, Inc.*	26,757	2,829,018
Ligand Pharmaceuticals, Inc.*	6,242	737,180
Merit Medical Systems, Inc.*	9,880	558,516
Molina Healthcare, Inc.*,1	5,486	729,528
Nuvectra Corp.*	41,357	578,998
Penumbra, Inc.*,1	2,574	374,543

	Shares	Value
R1 RCM, Inc.*	124,273	$1,009,097
Sarepta Therapeutics, Inc.*,1	3,911	546,406
Syneos Health, Inc.*,1	20,088	1,025,292
Tandem Diabetes Care, Inc.*,1	17,619	766,074
Teladoc Health, Inc.*,1	21,312	1,368,230
Total Health Care		23,985,922
Industrials - 4.2%
Curtiss-Wright Corp.	21,068	2,391,639
Insperity, Inc.	6,029	643,174
Total Industrials		3,034,813
Information Technology - 26.6%
2U, Inc.*,1	27,083	1,539,669
Appian Corp.*	39,735	1,279,070
Carbonite, Inc.*	59,239	1,696,605
Envestnet, Inc.*,1	25,882	1,404,098
Fair Isaac Corp.*	1,749	393,875
GTT Communications, Inc.*,1	138,655	3,549,568
Mimecast, Ltd.*	114,251	4,292,410
Paylocity Holding Corp.*	23,128	1,642,782
RealPage, Inc.*,1	32,194	1,795,459
Zuora, Inc., Class A*,1	84,413	1,826,697
Total Information Technology		19,420,233
Total Common Stocks (Cost $65,053,113)		70,403,075
Exchange Traded Funds - 1.5%
iShares Russell 2000 Growth ETF (Cost $1,071,799)	5,786	1,084,528

	Principal Amount
Short-Term Investments - 12.3%
Joint Repurchase Agreements - 7.9%[2]
Citigroup Global Markets, Inc., dated 01/31/19, due 02/01/19, 2.570% total to be received $1,362,098 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.500%, 03/31/19 - 02/01/49, totaling $1,389,241)	$1,362,001	1,362,001
HSBC Securities USA, Inc., dated 01/31/19, due 02/01/19, 2.570% total to be received $1,362,098 (collateralized by a U.S. Government Agency Obligation, 4.500%, 01/20/49, totaling $1,389,241)	1,362,001	1,362,001
Industrial and Commercial Bank of China Financial Services LLC, dated 01/31/19, due 02/01/19, 2.570% total to be received $286,549 (collateralized by various U.S. Treasuries, 2.875% - 8.750%, 08/15/20 - 09/09/49, totaling $292,260)	286,529	286,529

AMG Managers LMCG Small Cap Growth Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Joint Repurchase Agreements - 7.9%[2] (continued)
Mizuho Securities USA, LLC, dated 01/31/19, due 02/01/19, 2.570% total to be received $1,362,098 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 3.500%, 04/18/19 -02/01/48, totaling $1,389,241)	$1,362,001	$1,362,001
RBC Dominion Securities, Inc., dated 01/31/19, due 02/01/19, 2.570% total to be received $1,362,098 (collateralized by various U.S. Government Agency Obligations, 1.250% -7.000%, 05/30/19 - 12/15/48, totaling $1,389,241)	1,362,001	1,362,001
Total Joint Repurchase Agreements		5,734,533

	Shares	Value
Other Investment Companies - 4.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.30%[3]	1,068,421	$1,068,421
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.36%[3]	1,068,420	1,068,420
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.34%[3]	1,100,797	1,100,797
Total Other Investment Companies		3,237,638
Total Short-Term Investments (Cost $8,972,171)		8,972,171
Total Investments - 110.4% (Cost $75,097,083)		80,459,774
Other Assets, less Liabilities - (10.4)%		(7,570,021)
Net Assets - 100.0%		$72,889,753

*	Non-income producing security.
[1]

Some or all of these securities, amounting to $16,545,662 or 22.7% of net assets, were out on loan to various brokers and are collateralized by cash and various U.S. Treasury Obligations. See Notes to Schedule of Portfolio of Investments.

[2]	Cash collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the January 31, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ETF	Exchange Traded Fund

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$70,403,075	—	—	$70,403,075
Exchange Traded Funds	1,084,528	—	—	1,084,528
Short-Term Investments
Joint Repurchase Agreements	—	$5,734,533	—	5,734,533
Other Investment Companies	3,237,638	—	—	3,237,638

Total Investments in Securities	$74,725,241	$5,734,533	—	$80,459,774

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the period ended January 31, 2019, there were no transfers in or out of Level 3.

AMG River Road Small-Mid Cap Value Fund Schedule of Portfolio Investments (unaudited) January 31, 2019

	Shares	Value
Common Stocks - 97.3%
Communication Services - 14.6%
Cars.com, Inc.*,1	17,365	$474,238
Discovery, Inc., Class C*	65,148	1,736,194
Entercom Communications Corp., Class A1	59,586	436,765
GCI Liberty, Inc., Class A*,1	55,675	2,833,858
The Interpublic Group of Cos., Inc.	15,918	362,135
Liberty Broadband Corp., Class C*	23,914	2,033,168
Liberty Latin America, Ltd., Class A*	34,202	596,312
Liberty Latin America, Ltd., Class C*,1	57,655	1,007,809
Total Communication Services		9,480,479
Consumer Discretionary - 13.8%
Advance Auto Parts, Inc.	2,194	349,285
Asbury Automotive Group, Inc.*,1	5,736	405,248
Biglari Holdings, Inc., Class A*	186	120,902
Biglari Holdings, Inc., Class B*	913	119,530
Extended Stay America, Inc.	79,940	1,366,974
J Alexander’s Holdings, Inc.*	25,947	223,144
Liberty Expedia Holdings, Inc., Class A*	43,933	1,800,814
LKQ Corp.*	72,181	1,892,586
Motorcar Parts of America, Inc.*,1	37,404	748,080
Murphy USA, Inc.*	13,527	994,911
Sleep Number Corp.*,1	27,337	984,132
Total Consumer Discretionary		9,005,606
Consumer Staples - 5.5%
The Hain Celestial Group, Inc.*	20,522	376,168
Hostess Brands, Inc.*,1	194,945	2,239,918
Ingles Markets, Inc., Class A	34,806	993,363
Total Consumer Staples		3,609,449
Energy - 1.8%
PBF Energy, Inc., Class A	20,608	754,665
World Fuel Services Corp.	16,580	412,676
Total Energy		1,167,341
Financials - 14.9%
Axis Capital Holdings, Ltd. (Bermuda)	24,814	1,328,790
Cannae Holdings, Inc.*	122,675	2,372,534
Capital Southwest Corp., BDC	17,927	380,590
FGL Holdings (Bermuda)*	116,302	919,949
Genworth Financial, Inc., Class A*	56,503	273,475
Jefferies Financial Group, Inc.	31,221	649,709
Oaktree Specialty Lending Corp., BDC	215,086	1,049,620
White Mountains Insurance Group, Ltd.	3,009	2,688,782
Total Financials		9,663,449

	Shares	Value
Health Care - 5.3%
Computer Programs & Systems, Inc.	29,010	$761,223
Patterson Cos., Inc.	43,277	964,644
Premier, Inc., Class A*	43,334	1,724,260
Total Health Care		3,450,127
Industrials - 22.7%
Air Transport Services Group, Inc.*	73,447	1,744,366
Argan, Inc.[1]	19,082	805,642
Armstrong Flooring, Inc.*	43,597	589,432
Armstrong World Industries, Inc.	21,657	1,473,542
Colfax Corp.*,1	25,794	638,402
Cubic Corp.	16,936	1,088,477
Forward Air Corp.	10,957	641,313
Kansas City Southern	10,427	1,102,655
MSC Industrial Direct Co, Inc., Class A	11,275	941,350
Nielsen Holdings PLC	60,620	1,556,722
PICO Holdings, Inc.*	30,334	294,543
Resources Connection, Inc.	20,430	341,385
UniFirst Corp.	11,983	1,658,807
Viad Corp.	26,709	1,407,564
WageWorks, Inc.*	15,106	476,594
Total Industrials		14,760,794
Information Technology - 18.2%
ACI Worldwide, Inc.*	33,232	982,338
Avaya Holdings Corp.*	95,841	1,620,671
CDK Global, Inc.	25,796	1,261,682
Conduent, Inc.*	91,118	1,161,755
CSG Systems International, Inc.	36,551	1,322,781
ePlus, Inc.*	1,684	133,406
NCR Corp.*,1	42,199	1,128,823
Sabre Corp.	82,375	1,892,977
Sykes Enterprises, Inc.*	26,637	734,382
Tech Data Corp.*	13,622	1,302,672
Verra Mobility Corp.*,1	26,675	279,021
Total Information Technology		11,820,508
Real Estate - 0.5%
Newmark Group, Inc., Class A	29,699	310,355
Total Common Stocks (Cost $61,870,487)		63,268,108

AMG River Road Small-Mid Cap Value Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 4.7%
Joint Repurchase Agreements - 1.5%[2]
Citibank N.A., dated 01/31/19, due 02/01/19, 2.570% total to be received $953,657 (collateralized by various U.S. Government Agency Obligations, 2.960% - 4.500%, 01/01/28 - 06/01/48, totaling $974,669)	$953,589	$953,589

	Shares
Other Investment Companies - 3.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.30%[3]	689,283	689,283
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.36%[3]	689,284	689,284
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.34%[3]	710,171	710,171
Total Other Investment Companies		2,088,738
Total Short-Term Investments (Cost $3,042,327)		3,042,327

Value
Total Investments - 102.0% (Cost $64,912,814)	$66,310,435
Other Assets, less Liabilities - (2.0)%	(1,286,929)
Net Assets - 100.0%	$65,023,506

[3]	Yield shown represents the January 31, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

BDC	Business Development Company

*	Non-income producing security.
[1]

Some or all of these securities, amounting to $8,014,991 or 12.3% of net assets, were out on loan to various brokers and are collateralized by cash and various U.S. Treasury Obligations. See Notes to Schedule of Portfolio of Investments.

[2]	Cash collateral received from brokers for securities lending was invested in these joint repurchase agreements.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$63,268,108	—	—	$63,268,108
Short-Term Investments
Joint Repurchase Agreements	—	$953,589	—	953,589
Other Investment Companies	2,088,738	—	—	2,088,738

Total Investments in Securities	$65,356,846	$953,589	—	$66,310,435

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the period ended January 31, 2019, there were no transfers in or out of Level 3.

AMG River Road Small Cap Value Fund Schedule of Portfolio Investments (unaudited) January 31, 2019

	Shares	Value
Common Stocks - 92.5%
Communication Services - 5.7%
Cars.com, Inc.*,1	128,338	$3,504,911
Emerald Expositions Events, Inc.	129,674	1,841,371
Entercom Communications Corp., Class A1	275,346	2,018,286
Liberty Latin America, Ltd., Class C*,1	463,562	8,103,064
TechTarget, Inc.*	179,457	2,602,126
Total Communication Services		18,069,758
Consumer Discretionary - 13.0%
Asbury Automotive Group, Inc.*,1	68,167	4,815,999
Biglari Holdings, Inc., Class A*	1,388	902,214
Biglari Holdings, Inc., Class B*,1	9,412	1,232,219
Extended Stay America, Inc.	416,531	7,122,680
J Alexander’s Holdings, Inc.*	284,537	2,447,018
Liberty Expedia Holdings, Inc., Class A*	212,397	8,706,153
Motorcar Parts of America, Inc.*,1	207,807	4,156,140
Murphy USA, Inc.*	86,038	6,328,095
Sleep Number Corp.*,1	162,965	5,866,740
Total Consumer Discretionary		41,577,258
Consumer Staples - 6.8%
Casey’s General Stores, Inc.	16,036	2,063,513
The Hain Celestial Group, Inc.*	176,589	3,236,876
Hostess Brands, Inc.*,1	903,674	10,383,214
Ingles Markets, Inc., Class A	207,579	5,924,305
Total Consumer Staples		21,607,908
Energy - 3.7%
Evolution Petroleum Corp.	250,961	1,874,679
Gran Tierra Energy, Inc. (Canada)*	550,650	1,305,040
PBF Energy, Inc., Class A	137,411	5,031,991
QEP Resources, Inc.*	107,479	888,851
World Fuel Services Corp.	110,340	2,746,363
Total Energy		11,846,924
Financials - 15.1%
American National Insurance Co.	29,326	4,081,886
Cannae Holdings, Inc.*	632,780	12,237,965
Capital Southwest Corp., BDC	198,043	4,204,453
FGL Holdings (Bermuda)*,1	536,029	4,239,989
First Citizens BancShares, Inc., Class A	7,618	3,104,564
Genworth Financial, Inc., Class A*	314,501	1,522,185
Oaktree Specialty Lending Corp., BDC	1,061,449	5,179,871
White Mountains Insurance Group, Ltd.	15,093	13,486,803
Total Financials		48,057,716

	Shares	Value
Health Care - 6.2%
Computer Programs & Systems, Inc.	164,016	$4,303,780
Patterson Cos., Inc.	207,472	4,624,551
Premier, Inc., Class A*	275,030	10,943,443
Total Health Care		19,871,774
Industrials - 22.7%
Air Transport Services Group, Inc.*	347,502	8,253,172
Argan, Inc.	104,390	4,407,346
Armstrong Flooring, Inc.*	222,401	3,006,862
Armstrong World Industries, Inc.	129,027	8,778,997
Barrett Business Services, Inc.	46,449	2,910,030
Colfax Corp.*,1	128,312	3,175,722
Cubic Corp.	92,855	5,967,791
Forward Air Corp.	75,126	4,397,125
Kelly Services, Inc., Class A	90,014	2,016,314
PICO Holdings, Inc.*,1	320,861	3,115,560
Resources Connection, Inc.	235,109	3,928,671
SP Plus Corp.*	89,504	2,962,582
UniFirst Corp.	67,155	9,296,267
Viad Corp.	137,313	7,236,395
WageWorks, Inc.*	90,256	2,847,577
Total Industrials		72,300,411
Information Technology - 18.8%
ACI Worldwide, Inc.*	161,722	4,780,502
Avaya Holdings Corp.*,1	444,438	7,515,447
Computer Services, Inc.	131,880	7,385,280
Conduent, Inc.*	390,507	4,978,964
CSG Systems International, Inc.	169,748	6,143,180
ePlus, Inc.*	8,321	659,190
Ituran Location and Control, Ltd. (Israel)	169,241	5,576,491
NCR Corp.*,1	189,780	5,076,615
OSI Systems, Inc.*,1	43,750	3,923,937
Sykes Enterprises, Inc.*	158,589	4,372,299
Tech Data Corp.*	66,364	6,346,389
TTEC Holdings, Inc.	48,774	1,630,515
Verra Mobility Corp.*,1	132,492	1,385,866
Total Information Technology		59,774,675
Real Estate - 0.5%
Newmark Group, Inc., Class A1	167,813	1,753,646
Total Common Stocks (Cost $259,467,497)		294,860,070

AMG River Road Small Cap Value Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 8.9%
Joint Repurchase Agreements - 0.8%[2]
Daiwa Capital Markets America, dated 01/31/19, due 02/01/19, 2.570% total to be received $1,000,071 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 02/07/19 -09/09/49, totaling $1,020,000)	$1,000,000	$1,000,000
Industrial and Commercial Bank of China Financial Services LLC, dated 01/31/19, due 02/01/19, 2.570% total to be received $603,962 (collateralized by various U.S. Treasuries, 2.875% - 8.750%, 08/15/20 - 09/09/49, totaling $615,998)	603,919	603,919
Nomura Securities International, Inc., dated 01/31/19, due 02/01/19, 2.580% total to be received $1,000,072 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 8.000%, 02/15/19 -11/20/68, totaling $1,020,000)	1,000,000	1,000,000
Total Joint Repurchase Agreements		2,603,919

	Shares	Value
Other Investment Companies - 8.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.30%[3]	8,478,413	$8,478,413
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.36%[3]	8,478,413	8,478,413
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.34%[3]	8,735,334	8,735,334
Total Other Investment Companies		25,692,160
Total Short-Term Investments (Cost $28,296,079)		28,296,079
Total Investments - 101.4% (Cost $287,763,576)		323,156,149
Other Assets, less Liabilities - (1.4)%		(4,495,410)
Net Assets - 100.0%		$318,660,739

[3]	Yield shown represents the January 31, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

BDC	Business Development Company

*	Non-income producing security.
[1]

Some or all of these securities, amounting to $31,425,407 or 9.9% of net assets, were out on loan to various brokers and are collateralized by cash and various U.S. Treasury Obligations. See Notes to Schedule of Portfolio of Investments.

[2]	Cash collateral received from brokers for securities lending was invested in these joint repurchase agreements.

AMG River Road Small Cap Value Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$294,860,070	—	—	$294,860,070
Short-Term Investments
Joint Repurchase Agreements	—	$2,603,919	—	2,603,919
Other Investment Companies	25,692,160	—	—	25,692,160

Total Investments in Securities	$320,552,230	$2,603,919	—	$323,156,149

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the period ended January 31, 2019, there were no transfers in or out of Level 3.

AMG Managers Silvercrest Small Cap Fund Schedule of Portfolio Investments (unaudited) January 31, 2019

	Shares	Value
Common Stocks - 98.1%
Communication Services - 2.0%
Meredith Corp.[1]	78,435	$4,256,667
Consumer Discretionary - 10.5%
Carter’s, Inc.[1]	25,350	2,101,515
Dana, Inc.	164,250	2,894,085
La-Z-Boy, Inc.	147,305	4,363,174
Lithia Motors, Inc., Class A1	19,495	1,734,080
Murphy USA, Inc.*	30,670	2,255,779
Oxford Industries, Inc.[1]	33,390	2,557,006
Stoneridge, Inc.*	80,440	2,100,289
Visteon Corp.*,1	12,300	945,747
Wolverine World Wide, Inc.	121,700	4,175,527
Total Consumer Discretionary		23,127,202
Consumer Staples - 3.6%
Central Garden & Pet Co., Class A*	66,110	2,354,838
J&J Snack Foods Corp.	23,588	3,640,808
Lancaster Colony Corp.[1]	12,457	1,981,535
Total Consumer Staples		7,977,181
Energy - 4.7%
Callon Petroleum Co.*,1	320,660	2,610,172
Magnolia Oil & Gas Corp.*,1	199,750	2,404,990
Matador Resources Co.*,1	198,005	3,861,097
Select Energy Services, Inc., Class A*,1	172,445	1,465,783
Total Energy		10,342,042
Financials - 21.1%
BancorpSouth Bank[1]	238,620	6,962,932
CVB Financial Corp.[1]	257,180	5,634,814
Glacier Bancorp, Inc.[1]	139,680	5,891,702
Horace Mann Educators Corp.	86,749	3,613,096
IBERIABANK Corp.	92,799	6,856,918
Independent Bank Corp.[1]	87,123	6,950,673
Selective Insurance Group, Inc.	87,700	5,342,684
South State Corp.	33,840	2,245,284
Synovus Financial Corp.	81,891	2,900,579
Total Financials		46,398,682
Health Care - 8.2%
Allscripts Healthcare Solutions, Inc.*,1	287,150	3,385,498
AMN Healthcare Services, Inc.*,1	66,540	4,311,127
ICU Medical, Inc.*	11,547	2,872,894
Integer Holdings Corp.*	48,880	3,958,791
Natus Medical, Inc.*,1	100,705	3,397,787
Total Health Care		17,926,097

	Shares	Value
Industrials - 16.5%
ABM Industries, Inc.[1]	62,480	$2,136,191
Advanced Disposal Services, Inc.*	176,110	4,437,972
Altra Industrial Motion Corp.	114,915	3,517,548
BMC Stock Holdings, Inc.*	148,995	2,556,754
EMCOR Group, Inc.	25,126	1,638,969
ESCO Technologies, Inc.	66,660	4,340,233
Forward Air Corp.	43,520	2,547,226
Gibraltar Industries, Inc.*	79,570	2,836,670
Knoll, Inc.	139,075	2,803,752
Mueller Water Products, Inc., Class A	322,945	3,190,697
Standex International Corp.	30,695	2,289,233
US Ecology, Inc.	63,634	4,051,577
Total Industrials		36,346,822
Information Technology - 14.9%
ACI Worldwide, Inc.*	141,957	4,196,249
Brooks Automation, Inc.[1]	164,005	5,105,476
Entegris, Inc.	54,830	1,812,131
Littelfuse, Inc.[1]	10,398	1,827,136
Methode Electronics, Inc.	106,445	2,740,959
MKS Instruments, Inc.	29,110	2,376,249
Plexus Corp.*	63,455	3,561,095
Rogers Corp.*,1	23,010	2,920,199
Semtech Corp.*	62,800	3,049,568
SYNNEX Corp.[1]	52,960	5,124,410
Total Information Technology		32,713,472
Materials - 5.6%
HB Fuller Co.	93,855	4,635,498
Ingevity Corp.*	24,540	2,308,478
Minerals Technologies, Inc.	59,260	3,470,858
PH Glatfelter Co.[1]	146,838	1,876,590
Total Materials		12,291,424
Real Estate - 7.7%
EastGroup Properties, Inc., REIT [1]	23,963	2,479,212
Pebblebrook Hotel Trust, REIT	168,755	5,408,598
Physicians Realty Trust, REIT	217,645	3,941,551
QTS Realty Trust, Inc., Class A, REIT [1]	122,240	5,147,526
Total Real Estate		16,976,887
Utilities - 3.3%
MGE Energy, Inc.	36,198	2,327,893

AMG Managers Silvercrest Small Cap Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Utilities - 3.3% (continued)
ONE Gas, Inc.	59,965	$4,926,125
Total Utilities		7,254,018
Total Common Stocks (Cost $207,618,166)		215,610,494

	Principal Amount
Short-Term Investments - 1.8%
Joint Repurchase Agreements - 0.3%
Industrial and Commercial Bank of China Financial Services LLC dated 01/31/19, due 02/01/19, 2.570% total to be received $595,344 (collateralized by various U.S. Treasuries, 2.875% - 8.750%, 08/15/20 - 09/09/49, totaling $607,208)	$595,302	595,302

	Shares
Other Investment Companies - 1.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.30%[2]	1,123,750	1,123,750
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.36%[2]	1,123,750	1,123,750
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.34%[2]	1,157,803	1,157,803
Total Other Investment Companies		3,405,303
Total Short-Term Investments (Cost $4,000,605)		4,000,605

Value
Total Investments - 99.9% (Cost $211,618,771)	$219,611,099
Other Assets, less Liabilities - 0.1%	236,985
Net Assets - 100.0%	$219,848,084

*	Non-income producing security.
[1]

Some or all of these securities, amounting to $45,898,735 or 20.9% of net assets, were out on loan to various brokers and are collateralized by cash and various U.S. Treasury Obligations. See Notes to Schedule of Portfolio of Investments.

[2]	Yield shown represents the January 31, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT	Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$215,610,494	—	—	$215,610,494
Short-Term Investments
Joint Repurchase Agreements	—	$595,302	—	595,302
Other Investment Companies	3,405,303	—	—	3,405,303

Total Investments in Securities	$219,015,797	$595,302	—	$219,611,099

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the period ended January 31, 2019, there were no transfers in or out of Level 3.

AMG GW&K U.S. Small Cap Growth Fund Schedule of Portfolio Investments (unaudited) January 31, 2019

	Shares	Value
Common Stocks - 98.2%
Consumer Discretionary - 15.1%
Churchill Downs, Inc.	3,471	$319,263
Chuy’s Holdings, Inc.*	12,409	281,933
Dave & Buster’s Entertainment, Inc.	8,827	454,149
Five Below, Inc.*	6,817	843,467
Fox Factory Holding Corp.*,1	9,531	565,474
Grand Canyon Education, Inc.*	8,806	818,430
Lithia Motors, Inc., Class A1	2,635	234,383
Ollie’s Bargain Outlet Holdings, Inc.*,1	4,342	339,414
Oxford Industries, Inc.	4,597	352,038
Pool Corp.[1]	2,635	395,013
Total Consumer Discretionary		4,603,564
Consumer Staples - 1.8%
Performance Food Group Co.*	9,147	312,461
PriceSmart, Inc.	3,631	222,399
Total Consumer Staples		534,860
Energy - 1.3%
Matador Resources Co.*,1	19,848	387,036
Financials - 7.2%
Ameris Bancorp.	13,109	497,486
Encore Capital Group, Inc.*,1	8,505	251,238
Heritage Insurance Holdings, Inc.	10,661	154,798
Houlihan Lokey, Inc.	7,683	339,896
Pinnacle Financial Partners, Inc.	8,955	481,510
Stifel Financial Corp.[1]	4,726	226,234
Texas Capital Bancshares, Inc.*	4,332	252,426
Total Financials		2,203,588
Health Care - 27.6%
Acadia Healthcare Co., Inc.*,1	5,963	163,148
Aimmune Therapeutics, Inc.*,1	16,707	392,949
Amicus Therapeutics, Inc.*	36,862	443,818
Amneal Pharmaceuticals, Inc.*,1	22,748	279,345
AtriCure, Inc.*	13,295	411,480
Biohaven Pharmaceutical Holding Co., Ltd.*,1	8,796	335,040
Bruker Corp.	7,879	276,238
Cardiovascular Systems, Inc.*	16,372	509,660
Catalent, Inc.*	14,666	541,615
Dova Pharmaceuticals, Inc.*,1	13,834	106,245
Global Blood Therapeutics, Inc.*,1	11,070	530,364
Globus Medical, Inc., Class A*	12,952	583,488
GW Pharmaceuticals PLC, ADR (United Kingdom)*	2,234	318,904

	Shares	Value
ICU Medical, Inc.*	2,509	$624,239
LHC Group, Inc.*	3,587	379,254
Medidata Solutions, Inc.*	8,037	570,306
Portola Pharmaceuticals, Inc.*,1	10,664	288,994
Retrophin, Inc.*	12,258	264,282
Syneos Health, Inc.*,1	12,148	620,034
Wright Medical Group NV (Netherlands)*	14,437	430,800
Zogenix, Inc.*,1	8,490	371,437
Total Health Care		8,441,640
Industrials - 17.1%
AAR Corp.	12,371	466,139
Dycom Industries, Inc.*,1	3,072	178,329
Exponent, Inc.	12,603	629,646
Forrester Research, Inc.	9,267	416,181
Healthcare Services Group, Inc.[1]	7,376	321,741
JELD-WEN Holding, Inc.*	7,339	130,928
John Bean Technologies Corp.	4,363	346,597
Knight-Swift Transportation Holdings, Inc.[1]	7,347	233,267
Ritchie Bros. Auctioneers, Inc. (Canada)	15,449	555,546
SiteOne Landscape Supply, Inc.*,1	8,046	428,852
Spartan Motors, Inc.	31,662	266,594
Sun Hydraulics Corp.	5,224	185,034
Thermon Group Holdings, Inc.*	13,554	312,555
WageWorks, Inc.*	8,307	262,086
Woodward, Inc.	5,562	505,308
Total Industrials		5,238,803
Information Technology - 21.9%
Blackbaud, Inc.	4,240	303,584
Bottomline Technologies, Inc.*	5,905	304,993
Cabot Microelectronics Corp.	3,159	321,870
Entegris, Inc.	10,256	338,961
EPAM Systems, Inc.*	5,211	737,252
ExlService Holdings, Inc.*	4,680	269,100
HubSpot, Inc.*	4,402	696,881
MACOM Technology Solutions Holdings, Inc.*	9,860	177,776
Mimecast, Ltd.*	15,677	588,985
Paylocity Holding Corp.*	8,865	629,681
Power Integrations, Inc.	4,704	310,464
Rapid7, Inc.*	15,659	629,179
Rogers Corp.*	3,603	457,257
Silicon Laboratories, Inc.*	6,172	472,158
Virtusa Corp.*	9,124	442,696
Total Information Technology		6,680,837

AMG GW&K U.S. Small Cap Growth Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 3.1%
Balchem Corp.	6,428	$533,653
PolyOne Corp.	12,913	417,994
Total Materials		951,647
Real Estate - 3.1%
QTS Realty Trust, Inc., Class A, REIT	11,699	492,645
STAG Industrial, Inc., REIT	16,441	453,278
Total Real Estate		945,923
Total Common Stocks (Cost $24,812,477)		29,987,898

	Principal Amount
Short-Term Investments - 4.1%
Joint Repurchase Agreements - 4.1%[2]
Industrial and Commercial Bank of China Financial Services LLC dated 01/31/19, due 02/01/19, 2.570% total to be received $250,025 (collateralized by various U.S. Treasuries, 2.875% - 8.750%, 08/15/20 - 09/09/49, totaling $255,007)	$250,007	250,007

	Principal Amount	Value
Mizuho Securities USA, LLC, dated 01/31/19, due 02/01/19, 2.570% total to be received $1,000,071 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 3.500%, 04/18/19 - 02/01/48, totaling $1,020,000)	$1,000,000	$1,000,000
Total Joint Repurchase Agreements		1,250,007
Total Short-Term Investments (Cost $1,250,007)		1,250,007
Total Investments - 102.3% (Cost $26,062,484)		31,237,905
Other Assets, less Liabilities - (2.3)%		(689,435)
Net Assets - 100.0%		$30,548,470

*	Non-income producing security.
[1]

Some or all of these securities, amounting to $5,972,856 or 19.6% of net assets, were out on loan to various brokers and are collateralized by cash and various U.S. Treasury Obligations. See Notes to Schedule of Portfolio of Investments.

[2]	Cash collateral received from brokers for securities lending was invested in these joint repurchase agreements.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$29,987,898	—	—	$29,987,898
Short-Term Investments
Joint Repurchase Agreements	—	$1,250,007	—	1,250,007

Total Investments in Securities	$29,987,898	$1,250,007	—	$31,237,905

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the period ended January 31, 2019, there were no transfers in or out of Level 3.

AMG Managers DoubleLine Core Plus Bond Fund Schedule of Portfolio Investments (unaudited) January 31, 2019

	Principal Amount	Value
Corporate Bonds and Notes - 28.3%
Financials - 8.8%
A.S.P AMC Merger Sub, Inc.
8.000%, 05/15/25[1]	$98,000	$49,490
Acrisure LLC/Acrisure Finance, Inc.
8.125%, 02/15/24[1,2]	85,000	86,615
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.500%, 01/15/25	485,000	453,059
Air Lease Corp.
3.750%, 02/01/22	430,000	428,831
2.750%, 01/15/23	70,000	66,577
Alexandria Real Estate Equities, Inc.
4.000%, 01/15/24	365,000	370,515
Alliant Holdings Intermediate LLC
8.250%, 08/01/23[1]	175,000	178,500
Ally Financial, Inc.
4.125%, 03/30/20	420,000	421,575
4.250%, 04/15/21	90,000	90,900
American Express Co.
2.500%, 08/01/22	1,090,000	1,065,617
American Tower Corp.
4.400%, 02/15/26	1,300,000	1,331,872
3.600%, 01/15/28	525,000	505,378
AssuredPartners, Inc.
7.000%, 08/15/25[1]	165,000	158,400
Athene Global Funding
3.000%, 07/01/22[1]	565,000	553,984
AXA Equitable Holdings, Inc.
3.900%, 04/20/23	465,000	465,555
Banco Bilbao Vizcaya Argentaria Colombia SA (Colombia)
4.875%, 04/21/25	300,000	300,375
Banco BTG Pactual SA/Cayman Islands (Cayman Islands)
5.500%, 01/31/23	300,000	298,913
Banco BTG Pactual SA/Luxembourg (Luxembourg)
8.750%, 03/18/67[3,4]	200,000	204,000
Banco de Credito e Inversiones (Chile)
4.000%, 02/11/23	700,000	706,350
Banco de Reservas de la Republica Dominicana (Dominican Republic)
7.000%, 02/01/23[1]	300,000	303,153
7.000%, 02/01/23	200,000	202,102
Banco do Brasil SA/Cayman (Cayman Islands)
6.250%, 10/15/67[3,4]	2,000,000	1,808,100
Banco General, S.A. (Panama)
4.125%, 08/07/27	300,000	284,250

	Principal Amount	Value
Banco Internacional del Peru SAA Interbank (Peru)
(3 month LIBOR + 6.740%) 8.500%, 04/23/70[5]	$500,000	$527,500
Banco Macro S.A. (Argentina)
6.750%, 11/04/26[4]	800,000	674,000
Banco Mercantil del Norte SA/Grand Cayman (Cayman Islands)
5.750%, 10/04/31[4]	400,000	377,040
6.875%, 10/06/67[3,4]	500,000	496,875
7.625%, 10/06/67[2,3,4]	1,200,000	1,196,400
Banco Santander Chile (Chile)
3.875%, 09/20/22	150,000	151,500
Banco Santander Mexico, S.A. Institucion de Banca Multiple Grupo Financiero Santand (Mexico)
5.950%, 10/01/28[1,4]	550,000	560,862
Banco Santander, S.A. (Spain)
(3 month LIBOR + 1.090%) 3.767%, 02/23/23[5]	600,000	590,663
Bancolombia SA (Colombia)
4.875%, 10/18/27[2,4]	600,000	595,230
Banistmo, S.A. (Panama)
3.650%, 09/19/22[1]	200,000	195,500
Bank of Montreal (Canada)
3.803%, 12/15/32[4]	450,000	431,257
Bantrab Senior Trust (Cayman Islands)
9.000%, 11/14/20	150,000	152,250
Barclays PLC (United Kingdom)
(3 month LIBOR + 1.380%) 4.009%, 05/16/24[5]	440,000	425,457
BBVA Banco Continental, S.A. (Peru)
5.000%, 08/26/22	300,000	310,830
BBVA Bancomer SA/Texas
5.350%, 11/12/29[4]	400,000	378,336
5.125%, 01/18/33[4]	1,900,000	1,721,875
BDO Unibank, Inc., EMTN (Philippines)
2.625%, 10/24/21	300,000	291,853
2.950%, 03/06/23	2,050,000	1,979,910
BNP Paribas S.A. (France)
3.375%, 01/09/25[1]	420,000	405,109
BOC Aviation, Ltd. (Singapore)
(3 month LIBOR + 1.125%) 3.947%, 09/26/23[1,5]	500,000	499,609
Boston Properties LP
4.125%, 05/15/21	486,000	493,267
Brighthouse Financial Inc.
3.700%, 06/22/27	515,000	450,963
Capital One Financial Corp.
(3 month LIBOR + 0.720%) 3.470%, 01/30/23[5]	120,000	117,918

AMG Managers DoubleLine Core Plus Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Financials - 8.8% (continued)
CFX Escrow Corp.
6.000%, 02/15/24[1]	$40,000	$40,000
6.375%, 02/15/26[1]	35,000	35,000
The Charles Schwab Corp.
3.550%, 02/01/24	485,000	493,295
Citigroup, Inc.
(3 month LIBOR + 1.100%) 3.740%, 05/17/24[5]	715,000	714,864
Credit Agricole SA/London (United Kingdom)
3.750%, 04/24/23[1]	545,000	541,906
Credit Suisse Group AG (Switzerland)
(3 month LIBOR + 1.240%) 4.016%, 06/12/24[1,5]	430,000	425,973
Credito Real SAB de CV (Mexico)
9.125%, 02/07/26[3,4,6]	700,000	700,000
Credito Real SAB de CV SOFOM ER (Mexico)
9.125%, 05/29/67[3,4]	600,000	567,000
Crown Castle International Corp.
3.700%, 06/15/26	600,000	587,490
4.000%, 03/01/27	775,000	767,338
3.650%, 09/01/27	590,000	567,962
DBS Group Holdings, Ltd., GMTN (Singapore)
3.600%, 03/07/67[3,4]	1,379,000	1,339,009
Discover Financial Services
4.100%, 02/09/27	730,000	710,624
Gilex Holding Sarl (Colombia)
8.500%, 05/02/23[1,2]	200,000	205,750
8.500%, 05/02/23	450,000	459,562
Global Bank Corp. (Panama)
5.125%, 10/30/19	800,000	808,600
4.500%, 10/20/21	900,000	895,500
The Goldman Sachs Group, Inc.
(3 month LIBOR + 0.780%), 3.524%, 10/31/22[5]	245,000	242,902
(3 month LIBOR + 1.170%), 3.786%, 05/15/26[5]	360,000	351,982
HSBC Holdings PLC (United Kingdom)
(3 month LIBOR + 1.380%) 4.156%, 09/12/26[5]	750,000	750,858
Icahn Enterprises, LP/Icahn Enterprises Finance Corp.
6.250%, 02/01/22	110,000	113,163
6.375%, 12/15/25	110,000	112,750
Industrial Senior Trust (Cayman Islands)
5.500%, 11/01/22	500,000	503,125
Interoceanica IV Finance, Ltd. (Cayman Islands)
0.000%, 11/30/25[7]	1,469,269	1,270,638
Itau Unibanco Holding SA/Cayman Island (Cayman Islands)
6.500%, 09/19/67[3,4]	1,300,000	1,282,450
Liberty Mutual Group, Inc.
6.500%, 05/01/42[1]	689,000	825,650

	Principal Amount	Value
Lions Gate Capital Holdings LLC
6.375%, 02/01/24[1,6]	$85,000	$86,063
Lloyds Banking Group PLC (United Kingdom)
(3 month LIBOR + 1.205%) 3.574%, 11/07/28[5]	630,000	587,693
Macquarie Group, Ltd. (Australia)
(3 month LIBOR + 1.023%), 3.189%, 11/28/231,5	185,000	179,042
(3 month LIBOR + 1.330%), 4.150%, 03/27/24[1,5]	295,000	296,668
Malayan Banking Bhd (Malaysia)
3.905%, 10/29/26[4]	1,800,000	1,787,580
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.750%, 02/01/27[1]	70,000	70,788
4.500%, 01/15/28	145,000	135,213
Mitsubishi UFJ Financial Group, Inc. (Japan)
(3 month LIBOR + 0.740%) 3.478%, 03/02/23[5]	570,000	565,743
Morgan Stanley
(3 month LIBOR + 1.340%) 3.591%, 07/22/28[5]	585,000	571,854
MPT Operating Partnership LP/MPT Finance Corp.
5.250%, 08/01/26	5,000	5,050
5.000%, 10/15/27	205,000	200,080
Nationstar Mortgage Holdings Inc.
8.125%, 07/15/23[1]	135,000	136,985
Navient Corp.
6.500%, 06/15/22	190,000	194,570
NFP Corp.
6.875%, 07/15/25[1]	195,000	186,225
Ontario Teachers' Cadillac Fairview Properties Trust (Canada)
4.125%, 02/01/29[1,6]	200,000	202,849
Royal Bank of Scotland Group PLC (United Kingdom)
(3 month LIBOR + 1.480%) 3.498%, 05/15/23[5]	285,000	278,523
S.P.A.RC EM SPC Panama Metro Line 2 SP (Cayman Islands)
0.000%, 12/05/22[7]	1,195,828	1,104,646
Springleaf Finance Corp.
6.875%, 03/15/25	165,000	158,400
Sprint Capital Corp.
6.875%, 11/15/28	155,000	154,419
Sumitomo Mitsui Financial Group, Inc. (Japan)
(3 month LIBOR + 0.740%) 3.513%, 01/17/23[5]	735,000	731,441
SURA Asset Management SA (Curaçao)
4.875%, 04/17/24	200,000	204,452
Synchrony Financial
3.950%, 12/01/27	565,000	518,598

AMG Managers DoubleLine Core Plus Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Financials - 8.8% (continued)
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
6.750%, 06/01/25[1]	$170,000	$168,725
TerraForm Power Operating LLC
4.250%, 01/31/23[1]	155,000	152,288
Unifin Financiera SAB de CV (Mexico)
7.375%, 02/12/26	300,000	267,825
8.875%, 07/29/67[3,4]	1,200,000	1,035,000
Union Bank of the Philippines, EMTN (Philippines)
3.369%, 11/29/22	500,000	487,811
United Overseas Bank, Ltd., EMTN (Singapore)
3.500%, 09/16/26[4]	1,000,000	991,800
3.875%, 04/19/67[3,4]	600,000	560,893
Welltower, Inc.
3.950%, 09/01/23	485,000	489,210
Westpac Banking Corp. (Australia)
(3 month LIBOR + 0.720%) 3.336%, 05/15/23[5]	750,000	749,292
Willis North America, Inc.
4.500%, 09/15/28	495,000	501,976
Total Financials		52,433,408
Industrials - 16.1%
AbbVie, Inc.
4.700%, 05/14/45	518,000	484,994
AI Candelaria Spain SLU (Spain)
7.500%, 12/15/28	500,000	493,250
Air Medical Group Holdings, Inc.
6.375%, 05/15/23[1,2]	55,000	47,850
Ajecorp BV (Netherlands)
6.500%, 05/14/22	200,000	148,000
AK Steel Corp.
7.625%, 10/01/21	25,000	24,500
6.375%, 10/15/25	40,000	32,700
Albertsons Cos LLC/Safeway, Inc./New Albertsons LP/Albertson's LLC
7.500%, 03/15/26[1,6]	15,000	15,075
Albertsons Cos LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC
5.750%, 03/15/25	120,000	112,950
Alcoa Nederland Holding BV (Netherlands)
6.125%, 05/15/28[1]	200,000	203,000
Alibaba Group Holding, Ltd. (China)
2.800%, 06/06/23	200,000	194,749
American Axle & Manufacturing, Inc.
6.250%, 03/15/26[2]	190,000	183,350
Anglo American Capital PLC (United Kingdom)
4.500%, 03/15/28[1]	615,000	597,323

	Principal Amount	Value
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide Inc.
4.900%, 02/01/46[1]	$140,000	$133,136
Anheuser-Busch InBev Worldwide, Inc.
4.600%, 04/15/48	385,000	351,376
APT Pipelines, Ltd. (Australia)
4.250%, 07/15/27[1]	1,000,000	985,483
Aramark Services, Inc.
5.000%, 04/01/25[1]	225,000	226,687
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)
6.000%, 02/15/25[1]	200,000	195,000
Arrow Electronics, Inc.
3.875%, 01/12/28	245,000	225,015
Ascend Learning LLC
6.875%, 08/01/25[1]	170,000	170,850
Ashland LLC
4.750%, 08/15/22	220,000	222,200
AstraZeneca PLC (United Kingdom)
2.375%, 06/12/22	525,000	510,698
AT&T, Inc.
5.250%, 03/01/37	735,000	747,149
Avantor, Inc.
9.000%, 10/01/25[1]	160,000	165,600
Avolon Holdings Funding, Ltd. (Ireland)
5.125%, 10/01/23[1]	235,000	239,159
B&G Foods, Inc.
5.250%, 04/01/25[2]	165,000	162,401
Banff Merger Sub, Inc.
9.750%, 09/01/26[1]	55,000	52,525
BAT Capital Corp.
(3 month LIBOR + 0.880%) 3.496%, 08/15/22[5]	110,000	108,125
Bausch Health Cos., Inc.
7.000%, 03/15/24[1]	90,000	94,669
9.250%, 04/01/26[1]	160,000	172,400
8.500%, 01/31/27[1]	50,000	52,375
Beacon Escrow Corp.
4.875%, 11/01/25[1,2]	180,000	168,300
Becton Dickinson and Co.
2.894%, 06/06/22	730,000	717,454
Bharat Petroleum Corp., Ltd. (India)
4.625%, 10/25/22	200,000	204,986
Bharti Airtel International Netherlands BV (Netherlands)
5.125%, 03/11/23	1,300,000	1,306,451
Bharti Airtel, Ltd. (India)
4.375%, 06/10/25[2]	1,200,000	1,127,732
Boyne USA, Inc.
7.250%, 05/01/25[1]	190,000	200,925

AMG Managers DoubleLine Core Plus Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 16.1% (continued)
BPRL International Singapore Pte, Ltd., EMTN (Singapore)
4.375%, 01/18/27	$1,500,000	$1,468,221
Braskem Finance, Ltd. (Cayman Islands)
6.450%, 02/03/24	200,000	216,950
Builders FirstSource, Inc.
5.625%, 09/01/24[1]	186,000	178,095
C&W Senior Financing DAC (Ireland)
7.500%, 10/15/26[1]	500,000	497,655
6.875%, 09/15/27	1,700,000	1,627,750
Camelot Finance, S.A. (Luxembourg)
7.875%, 10/15/24[1]	120,000	125,100
Canacol Energy, Ltd. (Canada)
7.250%, 05/03/25[1]	200,000	193,031
7.250%, 05/03/25	1,300,000	1,254,705
CCO Holdings LLC/CCO Holdings Capital Corp.
5.750%, 02/15/26[1]	145,000	147,900
5.000%, 02/01/28[1]	170,000	161,925
CDK Global Inc.
5.875%, 06/15/26	65,000	66,463
Celgene Corp.
4.350%, 11/15/47	555,000	514,231
Celulosa Arauco y Constitucion, S.A. (Chile)
4.750%, 01/11/22	200,000	204,000
Cemex SAB de CV (Mexico)
7.750%, 04/16/26	200,000	216,500
Cengage Learning, Inc.
9.500%, 06/15/24[1,2]	115,000	78,524
Centene Corp.
4.750%, 01/15/25	175,000	177,844
5.375%, 06/01/26[1]	30,000	31,172
Charter Communications Operating LLC / Charter Communications Operating Capital
4.908%, 07/23/25	485,000	499,541
Cheniere Energy Partners LP
5.250%, 10/01/25	195,000	196,704
5.625%, 10/01/26[1]	80,000	80,389
CIMPOR Financial Operations BV (Netherlands)
5.750%, 07/17/24	200,000	176,250
Cincinnati Bell, Inc.
7.000%, 07/15/24[1]	120,000	104,100
CNOOC Finance 2012, Ltd. (Hong Kong)
3.875%, 05/02/22	400,000	404,309
CNOOC Finance 2015 USA LLC
3.750%, 05/02/23	590,000	592,506
CNX Midstream Partners LP/CNX Midstream Finance Corp.
6.500%, 03/15/26[1]	195,000	192,806
Colombia Telecomunicaciones SA ESP (Colombia)
8.500%, 09/30/67[3,4]	200,000	208,102

	Principal Amount	Value
Comcast Corp.
3.950%, 10/15/25	$495,000	$512,835
Comunicaciones Celulares SA Via Comcel Trust (Cayman Islands)
6.875%, 02/06/24	500,000	518,236
Constellation Merger Sub, Inc.
8.500%, 09/15/25[1]	50,000	48,313
Continental Resources, Inc.
4.375%, 01/15/28	230,000	229,294
Controladora Mabe SA de CV (Mexico)
5.600%, 10/23/28[6]	700,000	685,930
Corning, Inc.
4.375%, 11/15/57	545,000	478,553
Cosan Overseas, Ltd. (Cayman Islands)
8.250%, 02/05/67[3]	2,000,000	2,047,500
CRC Escrow Issuer LLC/CRC Finco, Inc.
5.250%, 10/15/25[1]	115,000	107,502
Crown Americas LLC/Crown Americas Capital Corp. VI
4.750%, 02/01/26	230,000	225,400
Crown Americas LLC/Crown Americas Capital Corp. IV
4.500%, 01/15/23	115,000	116,150
CSC Holdings LLC
5.375%, 07/15/23[1]	200,000	202,500
5.250%, 06/01/24	135,000	129,937
CSI Compressco, LP/CSI Compressco Finance, Inc.
7.500%, 04/01/25[1]	150,000	143,532
CSN Islands XII Corp. (Brazil)
7.000%, 12/23/67[3]	400,000	327,000
CSN Resources, S.A. (Brazil)
7.625%, 02/13/23	400,000	391,500
CSX Corp.
3.800%, 11/01/46[2]	555,000	504,886
CVS Health Corp.
5.050%, 03/25/48	490,000	504,561
Dana Financing Luxembourg Sarl (Luxembourg)
5.750%, 04/15/25[1]	155,000	152,287
Delek & Avner Tamar Bond, Ltd. (Israel)
5.082%, 12/30/23[1]	100,000	100,241
Delek & Avner Tamar Bond, Ltd. (Israel)
5.412%, 12/30/25[1]	300,000	301,307
Delta Air Lines, Inc.
3.800%, 04/19/23	500,000	493,893
Delta Merger Sub, Inc.
6.000%, 09/15/26[1]	45,000	45,113
Digicel Group Two, Ltd. PIK (Jamaica)
9.125%, 04/01/24[1,8]	1,600,000	704,000
DISH DBS Corp.
5.875%, 11/15/24	65,000	54,113

AMG Managers DoubleLine Core Plus Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 16.1% (continued)
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.125%, 06/15/21[1]	$160,000	$166,672
Dollar Tree, Inc.
4.000%, 05/15/25	510,000	500,487
DowDuPont, Inc.
5.419%, 11/15/48	380,000	413,788
Eldorado Resorts, Inc.
6.000%, 04/01/25	50,000	50,538
Embarq Corp.
7.995%, 06/01/36	125,000	118,750
Embotelladora Andina S.A. (Chile)
5.000%, 10/01/23[2]	825,000	863,126
Empresa de Transporte de Pasajeros Metro S.A. (Chile)
5.000%, 01/25/47[1]	1,150,000	1,173,954
Empresa Nacional de Telecomunicaciones SA (Chile)
4.750%, 08/01/26	500,000	482,699
ENA Norte Trust (Panama)
4.950%, 04/25/23	1,035,401	1,054,815
Enable Midstream Partners LP
4.400%, 03/15/27	525,000	504,283
Energizer Holdings, Inc.
7.750%, 01/15/27[1,2]	45,000	46,478
Energy Transfer LP
4.750%, 01/15/26	400,000	402,120
4.200%, 04/15/27	30,000	28,908
Envision Healthcare Corp.
8.750%, 10/15/26[1,2]	10,000	9,144
EP Energy LLC/Everest Acquisition Finance, Inc.
7.750%, 05/15/26[1]	130,000	120,250
EQT Corp.
3.900%, 10/01/27	540,000	489,952
EQT Midstream Partners LP
4.750%, 07/15/23	580,000	588,855
ESAL GmbH (American Samoa)
6.250%, 02/05/23	1,100,000	1,109,625
Expedia, Inc.
3.800%, 02/15/28	520,000	490,841
Exterran Energy Solutions, LP/EES Finance Corp
8.125%, 05/01/25	95,000	93,100
Extraction Oil & Gas, Inc.
5.625%, 02/01/26[1]	45,000	37,125
FedEx Corp.
4.750%, 11/15/45	490,000	476,618
Fermaca Enterprises S de RL de CV (Mexico)
6.375%, 03/30/38[1]	225,447	227,701

	Principal Amount	Value
Fideicomiso PA Pacifico Tres (Colombia)
8.250%, 01/15/35	$200,000	$213,214
Fidelity National Information Services, Inc.
3.625%, 10/15/20	368,000	370,619
First Data Corp.
5.750%, 01/15/24[1]	235,000	242,344
Flex Acquisition Co, Inc.
7.875%, 07/15/26[1]	50,000	47,625
Ford Motor Co.
7.450%, 07/16/31	400,000	407,851
Foresight Energy LLC/Foresight Energy Finance Corp.
11.500%, 04/01/23[1,2]	180,000	155,250
Freeport-McMoRan, Inc.
5.400%, 11/14/34	250,000	222,500
Fresnillo PLC (Mexico)
5.500%, 11/13/23	400,000	414,000
Frontdoor, Inc.
6.750%, 08/15/26[1]	110,000	109,450
Frontier Communications Corp.
8.500%, 04/15/20	40,000	36,300
8.500%, 04/01/26[1]	90,000	81,878
FTS International, Inc.
6.250%, 05/01/22	117,000	109,980
General Motors Co.
(3 month LIBOR + 0.800%) 3.389%, 08/07/20[5]	210,000	208,472
General Motors Financial Co, Inc.
(3 month LIBOR + 0.990%) 3.785%, 01/05/23[5]	540,000	512,223
Genesys Telecommunications Laboratories Inc.
10.000%, 11/30/24[1]	220,000	236,500
Geopark, Ltd. (Chile)
6.500%, 09/21/24	1,000,000	971,250
GLP Capital LP/GLP Financing II Inc.
5.750%, 06/01/28	335,000	350,440
GLP Capital, LP/GLP Financing II, Inc.
5.300%, 01/15/29	145,000	147,136
GNL Quintero SA (Chile)
4.634%, 07/31/29	450,000	448,312
Gohl Capital, Ltd. (Isle of Man)
4.250%, 01/24/27	1,500,000	1,442,767
Golden Nugget, Inc.
6.750%, 10/15/24[1]	220,000	220,550
Gran Tierra Energy International Holdings, Ltd. (Cayman Islands)
6.250%, 02/15/25[2]	1,126,000	1,065,477
Gray Television, Inc.
5.125%, 10/15/24[1]	55,000	53,591

AMG Managers DoubleLine Core Plus Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 16.1% (continued)
Gray Television, Inc.
7.000%, 05/15/27[1,2]	$60,000	$62,526
Grupo Bimbo SAB de CV (Mexico)
5.950%, 07/17/67[3,4]	700,000	695,590
Grupo Idesa SA de CV (Mexico)
7.875%, 12/18/20[1]	600,000	408,000
7.875%, 12/18/20	600,000	408,000
GTT Communications, Inc.
7.875%, 12/31/24[1,2]	130,000	115,050
Guanay Finance, Ltd. (Cayman Islands)
6.000%, 12/15/20	893,848	900,551
Gulfport Energy Corp.
6.375%, 05/15/25	110,000	104,638
GW Honos Security Corp. (Canada)
8.750%, 05/15/25[1]	100,000	93,250
Halfmoon Parent, Inc.
(3 month LIBOR + 0.890%) 3.677%, 07/15/23[1,5]	465,000	459,278
Hasbro, Inc.
3.500%, 09/15/27	515,000	477,714
HCA, Inc.
5.250%, 04/15/25	55,000	58,231
5.375%, 09/01/26	215,000	221,181
5.875%, 02/01/29[2]	15,000	15,731
Hess Infrastructure Partners, LP/Hess Infrastructure Partners Finance Corp.
5.625%, 02/15/26[1]	175,000	174,125
Hexion, Inc.
6.625%, 04/15/20	75,000	60,281
10.375%, 02/01/22[1]	25,000	20,125
Hilcorp Energy I, LP/Hilcorp Finance Co.
6.250%, 11/01/28[1]	115,000	112,556
Hilton Domestic Operating Co, Inc.
4.250%, 09/01/24	230,000	226,555
5.125%, 05/01/26[1]	515,000	520,150
Indian Oil Corp., Ltd. (India)
5.625%, 08/02/21	450,000	468,938
5.750%, 08/01/23	1,700,000	1,800,788
Indigo Natural Resources LLC
6.875%, 02/15/26[1]	115,000	101,200
Informatica LLC
7.125%, 07/15/23[1]	240,000	241,800
Intelsat Jackson Holdings S.A. (Luxembourg)
5.500%, 08/01/23	60,000	54,825
Intelsat Jackson Holdings SA (Luxembourg)
8.500%, 10/15/24[1]	70,000	71,050
The Interpublic Group of Cos, Inc.
5.400%, 10/01/48	485,000	482,589
Inversiones CMPC SA (Chile)
4.750%, 09/15/24	200,000	206,108

	Principal Amount	Value
IRB Holding Corp.
6.750%, 02/15/26[1]	$115,000	$107,812
Iridium Communications, Inc.
10.250%, 04/15/23[1]	155,000	168,175
JBS Investments GmbH (American Samoa)
7.250%, 04/03/24	200,000	207,564
JBS Investments II GmbH (Austria)
7.000%, 01/15/26[1]	400,000	407,000
JBS USA LUX, S.A./JBS USA Finance, Inc.
6.750%, 02/15/28[1]	195,000	199,875
Jeld-Wen, Inc.
4.625%, 12/15/25[1]	155,000	141,050
John Deere Capital Corp., MTN
3.450%, 01/10/24	250,000	254,448
JSL Europe, S.A. (Luxembourg)
7.750%, 07/26/24	200,000	198,500
KAR Auction Services, Inc.
5.125%, 06/01/25[1]	160,000	154,973
Kinder Morgan Energy Partners L.P., MTN
6.950%, 01/15/38	680,000	805,441
Kratos Defense & Security Solutions, Inc.
6.500%, 11/30/25[1]	60,000	61,950
The Kroger Co.
3.400%, 04/15/22	495,000	491,103
Kronos Acquisition Holdings, Inc. (Canada)
9.000%, 08/15/23[1]	70,000	59,500
Latam Finance, Ltd. (Cayman Islands)
6.875%, 04/11/24	500,000	506,375
Level 3 Communications, Inc.
5.750%, 12/01/22	125,000	125,312
Level 3 Financing, Inc.
5.375%, 01/15/24	160,000	159,600
Live Nation Entertainment, Inc.
5.625%, 03/15/26[1]	130,000	131,625
Lockheed Martin Corp.
4.700%, 05/15/46	435,000	478,648
LTF Merger Sub, Inc.
8.500%, 06/15/23[1]	110,000	112,612
Marathon Petroleum Corp.
5.125%, 12/15/26[1]	465,000	482,946
MARB BondCo PLC (United Kingdom)
6.875%, 01/19/25	1,700,000	1,629,679
Marriott Ownership Resorts, Inc./ILG LLC
6.500%, 09/15/26[1]	55,000	55,894
Marvell Technology Group, Ltd.
4.200%, 06/22/23	490,000	489,817
Masonite International Corp.
5.625%, 03/15/23[1]	55,000	55,773

AMG Managers DoubleLine Core Plus Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 16.1% (continued)
Masonite International Corp.
5.750%, 09/15/26[1]	$145,000	$141,375
Match Group, Inc.
5.000%, 12/15/27[1]	115,000	113,298
Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc.
8.500%, 06/01/26[1]	75,000	67,125
McDonald's Corp., MTN
4.450%, 03/01/47	245,000	242,854
MEG Energy Corp. (Canada)
7.000%, 03/31/24[1]	75,000	66,563
Mexichem SAB de CV (Mexico)
5.875%, 09/17/44	200,000	187,250
Millicom International Cellular SA (Luxembourg)
6.625%, 10/15/26	500,000	511,875
5.125%, 01/15/28	200,000	189,500
Millicom International Cellular, S.A. (Luxembourg)
6.000%, 03/15/25	200,000	202,810
Minerva Luxembourg SA (Luxembourg)
6.500%, 09/20/26	700,000	672,875
5.875%, 01/19/28	800,000	723,000
The Mosaic Co.
4.050%, 11/15/27	495,000	481,256
Moss Creek Resources Holdings, Inc.
7.500%, 01/15/26[1]	75,000	67,500
Nabors Industries, Inc.
5.750%, 02/01/25[2]	190,000	166,250
NCL Corp, Ltd.
4.750%, 12/15/21[1]	175,000	176,531
Netflix, Inc.
5.875%, 02/15/25[2]	55,000	57,115
New Red Finance, Inc. (Canada)
5.000%, 10/15/25[1]	240,000	232,200
Nexa Resources, S.A. (Brazil)
5.375%, 05/04/27	300,000	298,110
OAS Finance, Ltd. (Virgin Islands, British)
8.875%, 07/25/67[1,3,9]	400,000	6,000
8.875%, 07/25/67[3,9]	600,000	9,000
Odebrecht Finance, Ltd. (Cayman Islands)
7.125%, 06/26/42	400,000	51,000
ONGC Videsh Vankorneft Pte, Ltd. (Singapore)
3.750%, 07/27/26	2,500,000	2,372,477
Oracle Corp.
4.125%, 05/15/45	235,000	231,364
Owens Corning
4.400%, 01/30/48	295,000	225,957
Packaging Corp of America
3.400%, 12/15/27	255,000	242,416
Par Petroleum LLC/Petroleum Finance Corp.
7.750%, 12/15/25[1]	160,000	148,800

	Principal Amount	Value
Peabody Energy Corp.
6.000%, 03/31/22[1]	$190,000	$190,475
Penske Truck Leasing Co. LP/PTL Finance Corp.
4.200%, 04/01/27[1]	245,000	240,373
Pesquera Exalmar S.A (Peru)
7.375%, 01/31/20	200,000	199,525
Petrobras Global Finance BV (Netherlands)
5.750%, 02/01/29	1,700,000	1,667,360
Petroleos Mexicanos (Mexico)
6.500%, 06/02/41	550,000	481,195
Petronas Capital, Ltd. (Malaysia)
3.500%, 03/18/25	300,000	302,223
PetSmart, Inc.
7.125%, 03/15/23[1]	105,000	66,413
5.875%, 06/01/25[1]	30,000	23,709
Pilgrim’s Pride Corp.
5.750%, 03/15/25[1]	320,000	315,200
Polaris Intermediate Corp., PIK
8.500%, 12/01/22[1,8]	115,000	110,831
Post Holdings, Inc.
5.500%, 03/01/25[1]	165,000	164,794
Prime Security Services Borrower LLC
9.250%, 05/15/23[1]	215,000	227,900
QEP Resources, Inc.
5.250%, 05/01/23	75,000	72,563
5.625%, 03/01/26[2]	75,000	72,375
Radiate Holdco LLC/Radiate Finance, Inc.
6.875%, 02/15/23[1]	10,000	9,663
6.625%, 02/15/25[1]	155,000	144,537
Raizen Fuels Finance SA (Luxembourg)
5.300%, 01/20/27[2]	200,000	199,750
Refinitiv US Holdings, Inc.
6.250%, 05/15/26[1]	65,000	64,025
8.250%, 11/15/26[1]	25,000	23,500
RegionalCare Hospital Partners Holdings, Inc.
8.250%, 05/01/23[1]	40,000	42,512
Reliance Holding USA, Inc.
5.400%, 02/14/22	1,500,000	1,563,781
Resideo Funding, Inc.
6.125%, 11/01/26[1]	50,000	51,625
Reynolds American, Inc.
4.000%, 06/12/22	410,000	413,393
Riverbed Technology, Inc.
8.875%, 03/01/23[1]	70,000	51,450
Royal Caribbean Cruises, Ltd.
3.700%, 03/15/28	265,000	247,869
Sabine Pass Liquefaction LLC
5.000%, 03/15/27	615,000	636,216
SACI Falabella (Chile)
3.750%, 04/30/23	900,000	900,856

AMG Managers DoubleLine Core Plus Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 16.1% (continued)
SBA Tower Trust
3.168%, 04/11/22[1]	$400,000	$396,470
Schweitzer-Mauduit International, Inc.
6.875%, 10/01/26[1]	85,000	81,813
Scientific Games International, Inc.
5.000%, 10/15/25[1]	90,000	85,527
Select Medical Corp.
6.375%, 06/01/21	195,000	196,706
Shire Acquisitions Investments (Ireland)
2.875%, 09/23/23	535,000	516,170
Sinopec Group Overseas Development 2016, Ltd. (China)
2.750%, 09/29/26	300,000	276,853
Sirius XM Radio, Inc.
5.375%, 07/15/26[1]	110,000	109,428
Six Flags Entertainment Corp.
4.875%, 07/31/24[1]	125,000	124,062
Smithfield Foods, Inc.
4.250%, 02/01/27[1]	530,000	484,794
Solera LLC/Solera Finance, Inc.
10.500%, 03/01/24[1]	60,000	65,399
Sophia LP/Sophia Finance, Inc.
9.000%, 09/30/23[1]	206,000	212,180
Sprint Corp.
7.125%, 06/15/24	235,000	242,050
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 03/20/25[1]	525,000	525,000
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands)
7.000%, 07/15/26[1]	105,000	106,869
Stevens Holding Co, Inc.
6.125%, 10/01/26[1]	110,000	111,692
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
7.500%, 06/15/25[1]	160,000	155,600
Sunoco Logistics Partners Operations LP
3.900%, 07/15/26	1,000,000	951,489
Sunoco LP/Sunoco Finance Corp.
5.500%, 02/15/26	155,000	153,448
Sydney Airport Finance Co. Pty, Ltd. (Australia)
3.375%, 04/30/25[1]	990,000	959,646
Tapstone Energy LLC/Tapstone Energy Finance Corp.
9.750%, 06/01/22[1]	60,000	50,550
Targa Resources Partners, LP/Targa Resources Partners Finance Corp.
5.875%, 04/15/26[1]	175,000	177,406

	Principal Amount	Value
Targa Resources Partners, LP/Targa Resources Partners Finance Corp.
6.500%, 07/15/27[1]	$60,000	$61,988
Telesat Canada/Telesat LLC (Canada)
8.875%, 11/15/24[1]	150,000	157,687
Tempur Sealy International Inc.
5.500%, 06/15/26	169,000	162,240
Tenet Healthcare Corp.
7.000%, 08/01/25	90,000	87,133
6.250%, 02/01/27[1,6]	80,000	81,300
Tervita Escrow Corp. (Canada)
7.625%, 12/01/21[1]	160,000	158,000
Teva Pharmaceutical Finance Netherlands III (Netherlands)
2.800%, 07/21/23	285,000	257,845
T-Mobile USA, Inc.
4.500%, 02/01/26	160,000	156,400
TransDigm, Inc.
6.250%, 03/15/26[1,6]	50,000	50,875
6.375%, 06/15/26	90,000	86,963
Transocean Guardian, Ltd. (Cayman Islands)
5.875%, 01/15/24[1]	75,600	76,356
Transocean Poseidon, Ltd. (Cayman Islands)
6.875%, 02/01/27[1,6]	55,000	56,135
Transocean Proteus, Ltd. (Cayman Islands)
6.250%, 12/01/24[1]	112,000	112,560
Transocean, Inc.
7.250%, 11/01/25[1]	60,000	57,000
Trident Merger Sub, Inc.
6.625%, 11/01/25[1]	155,000	144,925
Triumph Group, Inc.
7.750%, 08/15/25	153,000	130,815
Uber Technologies, Inc.
8.000%, 11/01/26[1]	95,000	96,805
United Rentals North America, Inc.
6.500%, 12/15/26	85,000	88,506
Univision Communications, Inc.
5.125%, 05/15/23[1]	30,000	28,125
UPL Corp, Ltd. (Mauritius)
3.250%, 10/13/21	1,100,000	1,071,552
USA Compression Partners, LP/USA Compression Finance Corp.
6.875%, 04/01/26	230,000	231,150
Vedanta Resources PLC (India)
6.125%, 08/09/24	800,000	729,639
Verizon Communications, Inc.
4.400%, 11/01/34	500,000	502,734
4.272%, 01/15/36	130,000	126,650
Verscend Escrow Corp.
9.750%, 08/15/26[1]	108,000	108,810

AMG Managers DoubleLine Core Plus Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 16.1% (continued)
Viking Cruises, Ltd.
5.875%, 09/15/27[1]	$175,000	$171,500
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.750%, 04/15/23[1]	75,000	62,063
Vizient, Inc.
10.375%, 03/01/24[1]	155,000	168,175
Volkswagen Group of America Finance LLC
4.250%, 11/13/23[1]	615,000	622,765
Votorantim Cimentos SA (Brazil)
7.250%, 04/05/41	200,000	210,804
VTR Finance BV (Chile)
6.875%, 01/15/24	800,000	826,920
Waste Pro USA, Inc.
5.500%, 02/15/26[1]	90,000	87,908
Weatherford International, Ltd.
9.875%, 02/15/24	65,000	42,819
WellCare Health Plans, Inc.
5.250%, 04/01/25	160,000	163,800
5.375%, 08/15/26[1]	10,000	10,250
WestRock Co.
3.750%, 03/15/25[1]	500,000	491,547
Whiting Petroleum Corp.
6.625%, 01/15/26	175,000	172,375
YPF SA (Argentina)
8.500%, 07/28/25[2]	1,050,000	1,031,887
6.950%, 07/21/27	700,000	629,440
Zimmer Biomet Holdings, Inc.
2.700%, 04/01/20	515,000	512,862
Total Industrials		95,660,927
Utilities - 3.4%
AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It (Netherlands)
7.950%, 05/11/26	200,000	208,400
AES Andres/Dominican Power Partners/Empresa Generadora De Electricidad IT (Netherlands)
7.950%, 05/11/26[1]	1,000,000	1,042,000
AES Gener SA (Chile)
5.000%, 07/14/25	200,000	199,482
American Electric Power Co, Inc.
2.950%, 12/15/22	1,300,000	1,289,864
American Water Capital Corp.
3.400%, 03/01/252	775,000	772,803
Calpine Corp.
5.750%, 01/15/25	60,000	56,700
Colbun, S.A. (Chile)
3.950%, 10/11/27	200,000	192,775
Cometa Energia SA de CV (Mexico)
6.375%, 04/24/35	1,875,300	1,807,508

	Principal Amount	Value
Duke Energy Corp.
3.950%, 08/15/47[2]	$350,000	$320,319
Duke Energy Progress LLC
4.150%, 12/01/44	365,000	366,129
Duquesne Light Holdings, Inc.
3.616%, 08/01/27[1]	500,000	473,730
Edison International
4.125%, 03/15/28	195,000	171,310
Empresa Electrica Angamos S.A. (Chile)
4.875%, 05/25/29	356,070	351,813
Empresa Electrica Guacolda SA (Chile)
4.560%, 04/30/25	800,000	724,722
Enel Finance International NV (Netherlands)
4.250%, 09/14/23[1]	505,000	503,403
Energuate Trust (Guatemala)
5.875%, 05/03/27	400,000	375,500
Engie Energia Chile SA (Chile)
4.500%, 01/29/25	550,000	556,968
Eversource Energy
2.750%, 03/15/22	1,000,000	987,378
Exelon Corp.
3.400%, 04/15/26	1,000,000	967,446
Fortis, Inc. (Canada)
2.100%, 10/04/21	455,000	438,589
Inkia Energy, Ltd. (Peru)
5.875%, 11/09/27[2]	1,000,000	959,640
Israel Electric Corp, Ltd. (Israel)
5.000%, 11/12/24[1]	200,000	210,600
ITC Holdings Corp.
3.250%, 06/30/26	1,000,000	960,851
LLPL Capital Pte, Ltd. (Singapore)
6.875%, 02/04/39[1,6]	600,000	628,548
Mexico Generadora de Energia S de rl (Mexico)
5.500%, 12/06/32[2]	688,560	675,133
NextEra Energy Capital Holdings, Inc.
3.550%, 05/01/27	240,000	233,165
Orazul Energy Egenor S en C por A (Peru)
5.625%, 04/28/27	600,000	555,750
Pampa Energia SA (Argentina)
7.500%, 01/24/27[2]	1,600,000	1,428,000
PSEG Power LLC
3.850%, 06/01/23	370,000	372,837
Star Energy Geothermal Wayang Windu, Ltd. (Indonesia)
6.750%, 04/24/33	196,600	191,322
Superior Plus LP/Superior General Partner, Inc. (Canada)
7.000%, 07/15/26[1]	225,000	223,031
Transelec, S.A. (Chile)
4.625%, 07/26/23[1]	300,000	306,000

AMG Managers DoubleLine Core Plus Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Utilities - 3.4% (continued)
Transelec, S.A. (Chile)
4.625%, 07/26/23	$200,000	$204,000
Vistra Operations Co. LLC
5.500%, 09/01/26[1]	105,000	106,838
5.625%, 02/15/27[1,6]	90,000	90,900
Xcel Energy, Inc.
3.300%, 06/01/25	1,300,000	1,288,565
Total Utilities		20,242,019
Total Corporate Bonds and Notes (Cost $171,939,305)		168,336,354
Asset-Backed Securities - 9.6%
Adams Mill CLO, Ltd.
Series 2014-1A, Class D1 (3 month LIBOR + 3.500%), 6.287%, 07/15/26[1,5]	250,000	246,175
AIMCO CLO Series
Series 2018-AA, Class D (3 month LIBOR + 2.550%), 5.323%, 04/17/31[1,5]	500,000	462,872
ALM VII R, Ltd.
Series 2013-7RA, Class CR (3 month LIBOR + 4.040%), 6.827%, 10/15/28[1,5]	1,000,000	1,001,617
ALM XIX, Ltd.
Series 2016-19A, Class B (3 month LIBOR + 3.000%), 5.787%, 07/15/28[1,5]	500,000	500,484
Series 2016-19A, Class C (3 month LIBOR + 4.350%), 7.137%, 07/15/28[1,5]	500,000	500,570
Apidos CLO XII
Series 2013-12A, Class DR (3 month LIBOR + 2.600%), 5.387%, 04/15/31[1,5]	500,000	472,764
Apidos CLO XVI
Series 2013-16A, Class BR (3 month LIBOR + 1.950%), 4.711%, 01/19/25[1,5]	500,000	495,377
Atrium IX
Series 9A, Class DR (3 month LIBOR + 3.600%), 6.307%, 05/28/30[1,5]	1,000,000	1,000,857
Babson CLO, Ltd.
Series 2015-2A, Class DR (3 month LIBOR + 2.950%), 5.711%, 10/20/30[1,5]	500,000	485,894
Series 2015-IA, Class DR (3 month LIBOR + 2.600%), 5.361%, 01/20/31[1,5]	500,000	478,779
Barings CLO, Ltd.
Series 2017-1A, Class D (3 month LIBOR + 3.600%), 6.380%, 07/18/29[1,5]	1,000,000	1,000,346
Series 2018-1A, Class C (3 month LIBOR + 2.600%), 5.387%, 04/15/31[1,5]	350,000	331,487

	Principal Amount	Value
Barings CLO, Ltd.
Series 2018-3A, Class D (3 month LIBOR + 2.900%), 5.661%, 07/20/29[1,5]	$500,000	$486,173
Bayview Financial Acquisition Trust
Series 2007-A, Class 1A5 6.101%, 05/28/37[10]	167,609	172,173
Blackbird Capital Aircraft Lease Securitization, Ltd.
Series 2016-1A, Class B 5.682%, 12/16/41[1,10]	875,000	888,838
BlueMountain CLO, Ltd.
Series 2013-1A, Class CR (3 month LIBOR + 4.150%), 6.911%, 01/20/29[1,5]	1,000,000	1,000,598
Series 2016-2A, Class C (3 month LIBOR + 4.100%), 6.745%, 08/20/28[1,5]	1,000,000	1,001,207
CAL Funding
Series 2018-1A, Class A 3.960%, 02/25/43[1]	681,250	684,849
Canyon Capital CLO 2014-1 Ltd.
Series 2014-1A, Class CR (3 month LIBOR + 2.750%), 5.500%, 01/30/31[1,5]	500,000	474,140
Canyon Capital CLO, Ltd.
Series 2017-1A, Class D (3 month LIBOR + 3.600%), 6.387%, 07/15/30[1,5]	500,000	493,117
Castle Aircraft Securitiz
Series 2015-1A, Class A 4.703%, 12/15/40[1,10]	1,133,828	1,145,774
CLI Funding V LLC
Series 2013-2A, 3.220%, 06/18/28[1]	666,750	659,315
Cook Park CLO
Series 2018-1A, Class D (3 month LIBOR + 2.600%), 5.373%, 04/17/30[1,5]	750,000	712,963
Credit Suisse Commercial Mortgage Trust
Series 2015-PR2, Class A1 7.250%, 07/26/55[1,10]	2,070,770	2,180,426
Credit-Based Asset Servicing & Securitization LLC
Series 2007-MX1, Class A4 6.231%, 12/25/36[1,10]	100,000	105,647
Dorchester Park CLO DAC
Series 2015-1A, Class ER (3 month LIBOR + 5.000%), 7.761%, 04/20/28[1,5]	500,000	473,510
Dryden 40 Senior Loan Fund
Series 2015-40A, Class DR (3 month LIBOR + 3.100%), 5.716%, 08/15/31[1,5]	500,000	489,902
Dryden 57 CLO, Ltd.
Series 2018-57A, Class D (3 month LIBOR + 2.550%), 5.164%, 05/15/31[1,5]	500,000	471,590

AMG Managers DoubleLine Core Plus Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Asset-Backed Securities - 9.6% (continued)
ECAF I, Ltd.
Series 2015-1A, Class A1 3.473%, 06/15/40[1]	$454,186	$450,579
Gilbert Park CLO, Ltd.
Series 2017-1A, Class D (3 month LIBOR + 2.950%), 5.737%, 10/15/30[1,5]	500,000	487,866
Series 2017-1A, Class E (3 month LIBOR + 6.400%), 9.187%, 10/15/30[1,5]	1,000,000	980,544
Global SC Finance II SRL
Series 2014-1A, Class A1 3.190%, 07/17/29[1]	756,250	744,239
Global SC Finance IV, Ltd.
Series 2018-1A, Class A 4.290%, 05/17/38[1]	462,300	466,672
GSAA Home Equity Trust
Series 2006-15, Class AF3B 5.933%, 09/25/36[4]	757,000	99,903
Halcyon Loan Advisors Funding, Ltd.
Series 2013-2A, Class C (3 month LIBOR + 2.700%), 5.241%, 08/01/25[1,5]	250,000	250,461
Highbridge Loan Management, Ltd.
Series 4A-2014, Class A2R (3 month LIBOR + 1.500%), 4.265%, 01/28/30[1,5]	1,000,000	980,694
Invitation Homes Trust
Series 2018-SFR1, Class C (1 month LIBOR + 1.250%), 3.757%, 03/17/37[1,5]	1,745,000	1,739,313
Series 2018-SFR1, Class D (1 month LIBOR + 1.450%), 3.958%, 03/17/37[1,5]	1,150,000	1,145,679
LCM XIV, L.P.
Series 14A, Class DR (3 month LIBOR + 2.750%), 5.511%, 07/20/31[1,5]	500,000	478,032
LCM XVIII L.P.
Series 19A, Class D (3 month LIBOR + 3.450%), 6.237%, 07/15/27[1,5]	1,000,000	1,000,763
Madison Park Funding XIV, Ltd.
Series 2014-14A, Class DRR (3 month LIBOR + 2.950%), 5.711%, 10/22/30[1,5]	500,000	484,655
Madison Park Funding XV, Ltd.
Series 2014-15A, Class CR (3 month LIBOR + 3.450%), 6.215%, 01/27/26[1,5]	500,000	501,293
Magnetite IX, Ltd.
Series 2014-9A, Class BR (3 month LIBOR + 2.000%), 4.771%, 07/25/26[1,5]	500,000	495,380
Mosaic Solar Loan Trust
Series 2018-1A, Class A 4.010%, 06/22/43[1]	1,295,987	1,316,024

	Principal Amount	Value
Mosaic Solar Loans LLC
Series 2017-1A, Class A 4.450%, 06/20/42[1]	$563,947	$569,607
Myers Park CLO, Ltd.
Series 2018-1A, Class D (3 month LIBOR + 3.050%), 5.469%, 10/20/30[1,5]	1,000,000	975,711
Neuberger Berman Loan Advisers CLO, 27 Ltd.
Series 2018-27A, Class D (3 month LIBOR + 2.600%), 5.387%, 01/15/30[1,5]	500,000	469,848
Octagon Investment Partners 27, Ltd.
Series 2016-1A, Class DR (3 month LIBOR + 2.950%), 5.737%, 07/15/30[1,5]	500,000	479,797
Octagon Investment Partners XV, Ltd.
Series 2013-1A, Class DR (3 month LIBOR + 3.700%), 6.461%, 07/19/30[1,5]	1,000,000	1,000,796
Octagon Investment Partners XVI, Ltd.
Series 2013-1A, Class DR (3 month LIBOR + 3.000%), 5.773%, 07/17/30[1,5]	500,000	478,235
Octagon Investment Partners XXI, Ltd.
Series 2014-1A, Class C (3 month LIBOR + 3.650%), 6.264%, 11/14/26[1,5]	250,000	250,000
Series 2014-1A, Class CRR (3 month LIBOR + 3.950%), 6.643%, 02/14/31[1,5,6]	500,000	500,000
Octagon Investment Partners XXII, Ltd.
Series 2014-1A, Class ERR (3 month LIBOR + 5.450%), 8.211%, 01/22/30[1,5]	500,000	464,517
Octagon Investment Partners XXX, Ltd.
Series 2017-1A, Class C (3 month LIBOR + 3.500%), 6.261%, 03/17/30[1,5]	500,000	500,290
Series 2017-1A, Class D (3 month LIBOR + 6.200%), 8.961%, 03/17/30[1,5]	250,000	244,004
OHA Credit Funding 1, Ltd.
Series 2018-1A, Class D (3 month LIBOR + 3.050%), 5.689%, 10/20/30[1,5]	500,000	487,887
OneMain Financial Issuance Trust
Series 2015-1A, Class A 3.190%, 03/18/26[1]	291,203	291,556
PRPM LLC
Series 2017-2A, Class A1 3.470%, 09/25/22[1,10]	2,821,214	2,802,762
Riserva Clo, Ltd.
Series 2016-3A, Class D (3 month LIBOR + 3.900%), 6.680%, 10/18/28[1,5]	1,000,000	995,106
SpringCastle America Funding LLC
Series 2016-AA, Class A 3.050%, 04/25/29[1]	830,038	827,563

AMG Managers DoubleLine Core Plus Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Asset-Backed Securities - 9.6% (continued)
Springleaf Funding Trust
Series 2015-AA, Class A 3.160%, 11/15/24[1]	$407,931	$407,842
Sprite 2017-1, Ltd.
Series 2017-1, Class A 4.250%, 12/15/37[1]	457,914	462,167
Symphony CLO XIV, Ltd.
Series 2014-14A, Class D2 (3 month LIBOR + 3.600%), 6.397%, 07/14/26[1,5]	750,000	751,502
TAL Advantage VI LLC
Series 2017-1A, Class A 4.500%, 04/20/42[1]	825,185	839,072
TCI-Cent CLO, Ltd.
Series 2016-1A, Class C (3 month LIBOR + 4.000%), 6.765%, 12/21/29[1,5]	1,000,000	1,001,029
TCI-Flatiron CLO, Ltd.
Series 2016-1A, Class C (3 month LIBOR + 3.050%), 5.823%, 07/17/28[1,5]	750,000	749,974
THL Credit Wind River CLO, Ltd.
Series 2013-1A, Class CR (3 month LIBOR + 3.650%), 6.411%, 07/20/30[1,5]	250,000	244,179
Thunderbolt Aircraft Lease, Ltd.
Series 2017-A, Class A 4.212%, 05/17/32[1,10]	413,650	418,509
Towd Point Mortgage Trust
Series 2015-6, Class A1B 2.750%, 04/25/55[1,4]	2,424,736	2,390,762
Trinity Rail Leasing 2010 LLC
Series 2010-1A, Class A 5.194%, 10/16/40[1]	920,320	977,559
Triton Container Finance V LLC
Series 2018-1A, Class A 3.950%, 03/20/43[1]	458,333	459,274
Vantage Data Centers Issuer LLC
Series 2018-1A, Class A2 4.072%, 02/16/43[1]	693,583	698,988
VB-S1 Issuer LLC
Series 2018-1A, Class D 4.122%, 02/15/48[1]	1,500,000	1,497,782
VOLT LXII LLC
Series 2017-NPL9, Class A1 3.125%, 09/25/47[1,10]	3,596,425	3,571,700
Westcott Park CLO, Ltd.
Series 2016-1A, Class D (3 month LIBOR + 4.350%), 7.111%, 07/20/28[1,5]	1,000,000	1,001,392
Total Asset-Backed Securities (Cost $57,223,227)		56,848,951

	Principal Amount	Value
Mortgage-Backed Securities - 16.4%
Alternative Loan Trust
Series 2007-18CB, Class 2A17 6.000%, 08/25/37	$45,946	$41,673
Series 2007-23CB, Class A3 (1 month LIBOR + 0.500%), 3.010%, 09/25/37[5]	200,557	126,309
Series 2007-23CB, Class A4 (6.500% -1 month LIBOR), 3.990%, 09/25/37[5,11]	191,498	35,871
Series 2007-J2, Class 2A1 6.000%, 07/25/37	641,673	626,022
Banc of America Funding Trust
Series 2006-B, Class 7A1 4.065%, 03/20/36[4]	288,125	271,120
Series 2010-R9, Class 3A3 5.500%, 12/26/35[1]	388,582	322,754
BBCMS Mortgage Trust
Series 2017-DELC, Class C (1 month LIBOR + 1.200%), 3.709%, 08/15/36[1,5]	132,000	130,130
Series 2017-DELC, Class D (1 month LIBOR + 1.700%), 4.209%, 08/15/36[1,5]	150,000	148,083
Series 2017-DELC, Class E (1 month LIBOR + 2.500%), 5.009%, 08/15/36[1,5]	302,000	299,205
Series 2017-DELC, Class F (1 month LIBOR + 3.500%), 6.009%, 08/15/36[1,5]	301,000	298,174
BBCMS Trust
Series 2015-STP, Class D 4.284%, 09/10/28[1,4]	630,000	622,073
Bear Stearns Asset Backed Securities I Trust
Series 2004-AC2, Class 2A 5.000%, 05/25/34	72,139	71,927
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-T26, Class AJ 5.467%, 01/12/45[4]	450,000	404,982
BHMS
Series 2018-ATLS, Class C (1 month LIBOR + 1.900%), 4.409%, 07/15/35[1,5]	125,000	125,039
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class XA 1.051%, 01/10/48[4,11]	8,925,734	521,847
Series 2016-C4, Class C 4.875%, 05/10/58[4]	858,000	875,260
Citicorp Mortgage Securities Trust Series
Series 2007-2, Class 3A1 5.500%, 02/25/37	1,553	1,554
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class XA 1.790%, 09/10/45[1,4,11]	667,335	32,556
Series 2014-GC25, Class XA 1.007%, 10/10/47[4,11]	4,728,234	224,485

AMG Managers DoubleLine Core Plus Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Mortgage-Backed Securities - 16.4% (continued)
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class C 4.428%, 02/10/48[4]	$761,000	$755,927
Series 2015-GC27, Class D 4.428%, 02/10/48[1,4]	343,700	314,596
Series 2015-GC31, Class C 4.059%, 06/10/48[4]	780,000	747,772
Series 2015-GC35, Class C 4.499%, 11/10/48[4]	235,000	233,924
Series 2015-GC35, Class XA 0.872%, 11/10/48[4,11]	7,371,853	295,569
Series 2016-GC36, Class XA 1.298%, 02/10/49[4,11]	7,555,152	519,984
Series 2016-P3, Class XA 1.702%, 04/15/49[4,11]	5,455,661	470,212
Series 2016-P4, Class XA 1.994%, 07/10/49[4,11]	5,135,493	543,628
Citigroup Mortgage Loan Trust
Series 2006-AR2, Class 1A2 4.114%, 03/25/36[4]	897,583	862,639
Series 2010-7, Class 11A1 5.135%, 07/25/36[1,4]	1,078,771	1,088,474
COBALT Commercial Mortgage Trust
Series 2007-C2, Class AJFX 5.568%, 04/15/47[4]	48,828	48,889
COMM Mortgage Trust
Series 2016-DC2, Class C 4.641%, 02/10/49[4]	453,000	450,374
Series 2016-DC2, Class XA 1.036%, 02/10/49[4,11]	6,629,863	360,794
Series 2016-GCT, Class D 3.461%, 08/10/29[1,4]	644,881	636,820
Series 2016-GCT, Class E 3.461%, 08/10/29[1,4]	780,000	766,257
Series 2016-GCT, Class F 3.461%, 08/10/29[1,4]	795,000	773,708
Commercial Mortgage Pass Through Certificates
Series 2012-CR3, Class XA 1.871%, 10/15/45[4,11]	1,489,084	83,757
Series 2013-CR10, Class XA 0.684%, 08/10/46[4,11]	16,894,481	455,036
Series 2014-CR20, Class C 4.502%, 11/10/47[4]	300,000	299,876
Series 2015-CR23, Class D 4.252%, 05/10/48[4]	350,000	323,290
Series 2015-CR25, Class C 4.544%, 08/10/48[4]	470,000	463,351
Series 2015-CR26, Class B 4.483%, 10/10/48[4]	600,000	619,693
Series 2015-CR26, Class XA 0.963%, 10/10/48[4,11]	7,907,196	389,661
Series 2015-LC23, Class C 4.645%, 10/10/48[4]	585,000	589,906

	Principal Amount	Value
Commercial Mortgage Pass Through Certificates
Series 2016-CR28, Class C 4.646%, 02/10/49[4]	$807,000	$826,324
Commercial Mortgage Trust
Series 2018-HCLV, Class C (1 month LIBOR + 1.700%), 4.209%, 09/15/33[1,5]	600,000	596,961
Core Industrial Trust
Series 2015-CALW, Class D 3.850%, 02/10/34[1,4]	500,000	501,783
Series 2015-CALW, Class F 3.850%, 02/10/34[1,4]	754,000	753,523
Countrywide Alternative Loan Trust
Series 2005-86CB, Class A5 5.500%, 02/25/36	782,311	676,171
Series 2006-J1, Class 2A1 7.000%, 02/25/36	449,940	153,286
Countrywide Home Loan Mortgage Pass Through Trust
Series 2005-HYB8, Class 4A1 3.945%, 12/20/35[4]	355,492	343,391
Series 2007-14, Class A15 6.500%, 09/25/37	893,330	736,140
Series 2007-2, Class A13 6.000%, 03/25/37	353,033	289,100
Series 2007-7, Class A4 5.750%, 06/25/37	62,234	51,181
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-9, Class 5A9 5.500%, 10/25/35	985,874	845,094
Credit Suisse Mortgage Capital Certificates
Series 2007-1, Class 5A4 6.000%, 02/25/37	549,379	471,803
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class XA 1.794%, 01/15/49[4,11]	6,886,472	606,760
Series 2018-C14, Class C 4.894%, 11/15/51[4]	880,000	872,647
CSMC Trust
Series 2013-IVR4, Class A2 3.000%, 07/25/43[1,4]	2,691,680	2,597,048
Series 2017-CHOP, Class D (1 month LIBOR + 1.900%), 4.409%, 07/15/32[1,5]	261,000	259,964
Series 2017-CHOP, Class E (1 month LIBOR + 3.300%), 5.809%, 07/15/32[1,5]	261,000	260,940
DBJPM
Series 2016-C1, Class C 3.350%, 05/10/49[4]	534,000	499,310
Series 2016-C1, Class XA 1.481%, 05/10/49[4,11]	7,579,125	600,011
First Horizon Alternative Mortgage Securities Trust
Series 2006-AA7, Class A1 4.074%, 01/25/37[4]	1,834,083	1,651,478

AMG Managers DoubleLine Core Plus Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Mortgage-Backed Securities - 16.4% (continued)
FREMF Mortgage Trust
Series 2016-KF22, Class B (1 month LIBOR + 5.050%), 7.553%, 07/25/23[1,5]	$234,525	$242,714
Great Wolf Trust
Series 2017-WOLF, Class D (1 month LIBOR + 2.100%), 4.759%, 09/15/34[1,5]	274,000	273,994
Series 2017-WOLF, Class E (1 month LIBOR + 3.100%), 5.759%, 09/15/34[1,5]	425,000	425,932
Series 2017-WOLF, Class F (1 month LIBOR + 4.070%), 6.729%, 09/15/34[1,5]	226,000	226,706
GS Mortgage Securities Trust
Series 2014-GC26, Class C 4.510%, 11/10/47[4]	391,000	387,881
Series 2014-GC26, Class D 4.510%, 11/10/47[1,4]	1,500,000	1,313,476
Series 2015-GC34, Class XA 1.337%, 10/10/48[4,11]	6,334,662	414,504
Series 2015-GS1, Class XA 0.804%, 11/10/48[4,11]	10,534,680	465,666
Series 2016-GS2, Class XA 1.660%, 05/10/49[4,11]	7,281,349	609,996
Series 2017-GS7, Class XA 1.136%, 08/10/50[4,11]	10,334,303	746,138
Series 2018-3PCK, Class A (1 month LIBOR + 1.450%), 3.959%, 09/15/31[1,5]	750,000	734,149
GSR Mortgage Loan Trust
Series 2006-2F, Class 2A17 5.750%, 02/25/36	2,401,898	2,281,901
Series 2006-AR1, Class 3A1 4.633%, 01/25/36[4]	261,733	257,215
HSI Asset Loan Obligation Trust
Series 2007-2, Class 1A1 5.500%, 09/25/37	8,763	8,331
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2017-MAUI, Class C (1 month LIBOR + 1.250%), 3.761%, 07/15/34[1,5]	223,000	221,300
Series 2017-MAUI, Class D (1 month LIBOR + 1.950%), 4.461%, 07/15/34[1,5]	209,000	207,872
Series 2017-MAUI, Class E (1 month LIBOR + 2.950%), 5.461%, 07/15/34[1,5]	185,000	184,447
Series 2017-MAUI, Class F (1 month LIBOR + 3.750%), 6.261%, 07/15/34[1,5]	260,000	257,955
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-A2, Class 2A1 3.832%, 04/25/36[4]	1,474,035	1,427,403

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP8, Class X 0.285%, 05/15/45[4,11]	$44,272	$54
Series 2006-LDP9, Class AM 5.372%, 05/15/47	39,651	39,825
Series 2007-LDPX, Class AM 5.464%, 01/15/49[4]	56,294	56,393
Series 2011-C4, Class XA 1.196%, 07/15/46[1,4,11]	261,902	5,711
Series 2012-C8, Class XA 1.779%, 10/15/45[4,11]	1,502,686	76,157
Series 2012-CBX, Class XA 2.066%, 06/15/45[4,11]	577,168	19,629
Series 2015-JP1, Class XA 1.119%, 01/15/49[4,11]	8,203,884	367,616
Series 2016-JP2, Class B 3.459%, 08/15/49	320,000	310,670
Series 2016-JP2, Class C 3.792%, 08/15/49[4]	246,000	237,264
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class XA 0.871%, 02/15/47[4,11]	4,862,662	173,895
Series 2014-C21, Class XA 1.018%, 08/15/47[4,11]	3,484,101	153,199
Series 2014-C23, Class C 4.478%, 09/15/47[4]	330,824	334,626
Series 2014-C25, Class C 4.444%, 11/15/47[4]	450,000	453,201
Series 2014-C25, Class XA 0.940%, 11/15/47[4,11]	6,299,672	235,778
Series 2014-C26, Class XA 1.088%, 01/15/48[4,11]	4,695,797	194,500
Series 2015-C27, Class D 3.843%, 02/15/48[1,4]	263,000	244,142
Series 2015-C28, Class XA 1.116%, 10/15/48[4,11]	7,473,874	321,019
Series 2015-C33, Class C 4.617%, 12/15/48[4]	670,000	680,089
Series 2016-C1, Class C 4.738%, 03/15/49[4]	755,000	770,811
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class XA 1.688%, 06/15/49[4,11]	7,608,987	584,971
Lehman XS Trust
Series 2007-12N, Class 1A3A (1 month LIBOR + 0.200%), 2.710%, 07/25/47[5]	5,924,102	5,620,969
LSTAR Commercial Mortgage Trust
Series 2016-4, Class C 4.556%, 03/10/49[1,4]	588,000	531,232
Merrill Lynch Mortgage Investors Trust
Series 2006-AF2, Class AF1 6.250%, 10/25/36	3,703,451	3,174,251
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class XA 1.465%, 08/15/45[1,4,11]	678,384	27,336

AMG Managers DoubleLine Core Plus Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Mortgage-Backed Securities - 16.4% (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class XA 1.075%, 02/15/47[4,11]	$4,031,672	$147,405
Series 2014-C18, Class C 4.489%, 10/15/47[4]	300,000	299,757
Series 2014-C19, Class C 4.000%, 12/15/47	413,500	400,433
Series 2015-C25, Class C 4.527%, 10/15/48[4]	785,000	795,005
Series 2015-C26, Class D 3.060%, 10/15/48[1]	453,000	384,507
Series 2015-C27, Class C 4.531%, 12/15/47[4]	80,000	79,202
Series 2016-C28, Class XA 1.259%, 01/15/49[4,11]	8,330,085	528,307
Series 2016-C29, Class C 4.751%, 05/15/49[4]	844,000	854,331

Morgan Stanley Capital I Trust
Series 2011-C1, Class XA 0.342%, 09/15/47[1,4,11]	461,332	2,938
Series 2014-CPT, Class E 3.446%, 07/13/29[1,4]	250,000	247,321
Series 2016-UB11, Class XA 1.641%, 08/15/49[4,11]	2,776,527	232,149
Morgan Stanley Mortgage Loan Trust
Series 2005-3AR, Class 2A2 3.635%, 07/25/35[4]	399,802	352,460
Series 2005-9AR, Class 2A 4.241%, 12/25/35[4]	4,162,063	3,922,091
Series 2007-14AR, Class 1A3 4.167%, 10/25/37[4]	1,002,254	963,234
MSCG Trust
Series 2016-SNR, Class C 5.205%, 11/15/34[1]	804,100	799,257
Natixis Commercial Mortgage Securities Trust
Series 2018-FL1, Class A (1 month LIBOR + 0.950%), 3.405%, 06/15/35[1,5]	584,000	576,074
Series 2018-FL1, Class C (1 month LIBOR + 2.200%), 4.655%, 06/15/35[1,5]	584,000	573,464
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2005-AP3, Class A3 5.318%, 08/25/35[4]	204,045	129,009
PR Mortgage Loan Trust
Series 2014-1, Class APT 5.908%, 10/25/49[1,4]	1,960,463	1,785,087
RALI Trust
Series 2005-QA10, Class A31 4.747%, 09/25/35[4]	879,556	767,032
Series 2006-QO10, Class A1 (1 month LIBOR + 0.160%), 2.670%, 01/25/37[5]	5,511,978	5,213,219

	Principal Amount	Value
RALI Trust
Series 2006-QS7, Class A2 6.000%, 06/25/36	$2,710,414	$2,463,936
Residential Asset Securitization Trust
Series 2006-A6, Class 1A1 6.500%, 07/25/36	192,952	99,729
Series 2007-A1, Class A8 6.000%, 03/25/37	369,167	230,705
Seasoned Credit Risk Transfer Trust
Series 2018-2, Class HV 3.000%, 11/25/57[4]	4,899,121	4,617,749
Sequoia Mortgage Trust
Series 2013-1, Class 2A1 1.855%, 02/25/43[4]	1,139,668	1,040,669
Structured Adjustable Rate Mortgage Loan Trust
Series 2006-1, Class 2A2 4.201%, 02/25/36[4]	118,381	114,551
UBS Commercial Mortgage Trust
Series 2018-C8, Class C 4.704%, 02/15/51[4]	917,000	917,865
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class XA 1.834%, 08/10/49[1,4,11]	1,381,210	75,808
Washington Mutual Mortgage Pass Through Certificates WMALT Trust
Series 2005-8, Class 2CB1 5.500%, 10/25/35	1,220,243	1,182,763
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-6, Class 3CB 5.500%, 08/25/35	2,956,268	2,790,248
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class D 3.938%, 08/15/50[1]	725,000	607,996
Series 2015-C26, Class D 3.586%, 02/15/48[1]	471,800	417,069
Series 2015-C28, Class C 4.128%, 05/15/48[4]	400,000	386,967
Series 2015-C31, Class C 4.607%, 11/15/48[4]	585,000	587,619
Series 2015-C31, Class XA 1.065%, 11/15/48[4,11]	8,230,853	460,188
Series 2015-LC22, Class C 4.543%, 09/15/58[4]	480,000	482,843
Series 2015-NXS1, Class XA 1.153%, 05/15/48[4,11]	4,337,328	202,264
Series 2015-NXS3, Class C 4.638%, 09/15/57[4]	610,000	605,175
Series 2016-C32, Class C 4.722%, 01/15/59[4]	558,000	559,394
Series 2016-C33, Class C 3.896%, 03/15/59	517,000	490,847
Series 2016-C33, Class XA 1.772%, 03/15/59[4,11]	5,188,672	446,922
Series 2016-NXS6, Class XA 1.641%, 11/15/49[4,11]	6,202,660	512,917

AMG Managers DoubleLine Core Plus Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Mortgage-Backed Securities - 16.4% (continued)
Wells Fargo Commercial Mortgage Trust
Series 2017-C39, Class XA 1.139%, 09/15/50[4,11]	$13,711,224	$983,521
Series 2017-C41, Class C 4.511%, 11/15/50[4]	1,238,000	1,240,263
Wells Fargo Mortgage Backed Securities Trust
Series 2007-13, Class A6 6.000%, 09/25/37	131,564	130,417
Series 2007-8, Class 1A16 6.000%, 07/25/37	139,888	138,040
WFRBS Commercial Mortgage Trust
Series 2012-C8, Class XA 1.835%, 08/15/45[1,4,11]	687,225	35,727
Series 2012-C9, Class XA 1.883%, 11/15/45[1,4,11]	1,100,020	63,326
Series 2014-C21, Class XA 1.070%, 08/15/47[4,11]	5,926,534	248,342
Total Mortgage-Backed Securities (Cost $96,849,511)		97,353,176
Municipal Bonds - 0.1%
State of California 7.550%, 04/01/39	305,000	448,698
Missouri Highway & Transportation Commission, Build America Bonds 5.063%, 05/01/24	220,000	242,528
Total Municipal Bonds (Cost $686,239)		691,226
U.S. Government and Agency Obligations - 31.3%
Fannie Mae - 9.3%
Fannie Mae,
3.000%, 03/01/45 to 04/01/45	6,182,995	6,070,115
3.500%, 12/01/31 to 03/01/46	8,868,798	8,957,321
4.000%, 09/01/31 to 06/01/42	348,776	357,296
4.500%, 03/01/42	80,271	82,270
Fannie Mae REMICS,
Series 2007-57, Class SX (6.620% - 1 month LIBOR), 4.110%, 10/25/36[5,11]	113,037	15,001
Series 2009-86, Class CI (5.800% - 1 month LIBOR), 3.290%, 09/25/36[5,11]	133,834	14,830
Series 2010-156, Class ZC 4.000%, 01/25/41	364,468	371,801
Series 2011-121, Class JP 4.500%, 12/25/41	139,568	147,271
Series 2011-18, Class UZ 4.000%, 03/25/41	454,422	467,899
Series 2012-105, Class Z 3.500%, 10/25/42	1,247,753	1,259,191
Series 2012-127, Class PA 2.750%, 11/25/42	1,526,628	1,499,721

	Principal Amount	Value
Fannie Mae REMICS,
Series 2012-20, Class ZT 3.500%, 03/25/42	$4,584,483	$4,579,968
Series 2012-31, Class Z 4.000%, 04/25/42	1,970,611	2,052,534
Series 2013-5, Class EZ 2.000%, 08/25/42	7,093,866	6,159,659
Series 2013-8, Class Z 3.000%, 02/25/43	5,700,909	5,493,145
Series 2014-73, Class CZ 3.000%, 11/25/44	5,679,021	5,239,510
Series 2015-9, Class HA 3.000%, 01/25/45	4,249,268	4,261,553
Series 2015-95, Class AP 3.000%, 08/25/42	3,026,505	3,002,359
Series 2016-24, Class NZ 3.000%, 05/25/46	5,908,039	5,505,694
Total Fannie Mae		55,537,138
Freddie Mac - 4.8%
Freddie Mac Gold,
3.000%, 07/01/45 to 08/01/45	6,468,241	6,371,933
3.500%, 10/01/42	603,580	603,213
4.000%, 10/01/41	122,873	124,750
5.000%, 07/01/35	18,588	19,870
Freddie Mac Multifamily Structured Pass Through Certificates,
Series K050, Class A2 3.334%, 08/25/25[4]	569,000	579,999
Series K053, Class A2 2.995%, 12/25/25	766,000	765,458
Series K722, Class X1 1.307%, 03/25/23[4,11]	5,216,051	225,911
Freddie Mac REMICS,
Series 2909, Class Z 5.000%, 12/15/34	252,318	268,128
Series 3301, Class MS (6.100% - 1 month LIBOR), 3.591%, 04/15/37[5,11]	67,955	7,497
Series 3382, Class SB (6.000% - 1 month LIBOR), 3.491%, 11/15/37[5,11]	18,524	1,573
Series 3384, Class S (6.390% - 1 month LIBOR), 3.881%, 11/15/37[5,11]	23,938	2,196
Series 3500, Class SA (5.520% - 1 month LIBOR), 3.011%, 01/15/39[5,11]	60,596	5,262
Series 3626, Class AZ 5.500%, 08/15/36	119,457	127,244
Series 3792, Class SE (9.860% - 2 times 1 month LIBOR), 4.842%, 01/15/41[5]	903,021	953,023
Series 3795, Class VZ 4.000%, 01/15/41	137,640	142,849
Series 3872, Class BA 4.000%, 06/15/41	31,377	31,572
Series 3888, Class ZG 4.000%, 07/15/41	191,248	197,387

AMG Managers DoubleLine Core Plus Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Freddie Mac - 4.8% (continued)
Freddie Mac REMICS,
Series 3894, Class ZA 4.500%, 07/15/41	$304,303	$320,807
Series 3957, Class DZ 3.500%, 11/15/41	440,072	440,999
Series 3957, Class HZ 4.000%, 11/15/41	599,105	621,063
Series 4016, Class KZ 4.000%, 03/15/42	2,364,734	2,508,537
Series 4075, Class S (5.500% - 1 month LIBOR), 2.991%, 07/15/42[5,11]	2,984,289	408,381
Series 4215, Class KC 2.250%, 03/15/38	1,729,001	1,709,967
Series 4316, Class BZ 3.000%, 03/15/44	3,467,491	3,221,436
Series 4323, Class GA 3.000%, 06/15/40	1,739,990	1,745,356
Series 4511, Class QA 3.000%, 01/15/41	2,726,459	2,730,667
Series 4750, Class PA 3.000%, 07/15/46	4,681,856	4,601,792
Total Freddie Mac		28,736,870
Ginnie Mae - 0.3%
Ginnie Mae,
Series 2004-35, Class SA (32.50% - 6.5 times 1 - month LIBOR), 16.230%, 03/20/34[5]	20,007	30,267
Series 2008-69, Class SB (7.630% - 1 month LIBOR), 5.127%, 08/20/38[5,11]	233,139	42,448
Series 2009-32, Class ZE 4.500%, 05/16/39	262,742	279,391
Series 2009-35, Class DZ 4.500%, 05/20/39	294,290	312,239
Series 2009-75, Class GZ 4.500%, 09/20/39	305,634	318,707
Series 2010-98, Class IA 5.735%, 03/20/39[4,11]	59,084	7,412
Series 2011-89, Class SA (5.450% - 1 month LIBOR), 2.947%, 06/20/41[5,11]	527,197	55,800
Series 2014-156, Class PS (6.250% - 1 month LIBOR), 3.747%, 10/20/44[5,11]	2,118,282	304,621
Series 2014-5, Class PS (6.150% - 1 month LIBOR), 3.647%, 07/20/43[5,11]	1,990,053	260,137
Total Ginnie Mae		1,611,022
U.S. Treasury Obligations - 16.9%
U.S. Treasury Bonds,
3.000%, 08/15/48	1,340,000	1,337,828
3.125%, 02/15/43	3,520,000	3,608,344
3.750%, 11/15/43	3,470,000	3,935,807
2.750%, 11/15/42 to 08/15/47	3,640,000	3,467,477
3.625%, 08/15/43	3,620,000	4,024,917

	Principal Amount	Value
U.S. Treasury Notes,
1.375%, 02/15/20	$4,480,000	$4,426,187
1.625%, 11/30/20 to 05/31/23	5,310,000	5,157,305
1.750%, 05/31/22	5,450,000	5,332,059
1.875%, 01/31/22 to 08/31/24	16,510,000	16,162,949
2.125%, 07/31/24 to 09/30/24	10,060,000	9,879,207
2.500%, 03/31/23	4,900,000	4,912,250
2.625%, 02/28/23	4,110,000	4,140,424
2.750%, 04/30/23 to 11/15/47	7,640,000	7,558,038
2.875%, 05/15/28	5,000,000	5,103,516
3.000%, 09/30/25	4,650,000	4,787,865
2.250%, 10/31/24 to 11/15/27	16,980,000	16,611,343
Total U.S. Treasury Obligations		100,445,516
Total U.S. Government and Agency Obligations (Cost $186,750,018)		186,330,546
Foreign Government Obligations - 1.9%
Argentine Republic Government International Bond (Argentina)
5.875%, 01/11/28	450,000	359,892
6.625%, 07/06/28	350,000	289,716
6.875%, 01/26/27[2]	1,400,000	1,189,489
Colombia Government International Bond (Colombia)
4.500%, 03/15/29	200,000	205,002
5.200%, 05/15/49	200,000	206,902
Costa Rica Government (Costa Rica)
9.995%, 08/01/20	500,000	521,875
Israel Government International Bond (Israel)
2.875%, 03/16/26	1,100,000	1,080,700
Mexico Government International Bond (Mexico)
3.750%, 01/11/28	560,000	535,500
4.150%, 03/28/27	406,000	400,012
Panama Government International Bond (Panama)
4.000%, 09/22/24	500,000	515,505
Perusahaan Penerbit SBSN Indonesia III (Indonesia)
4.150%, 03/29/27[1]	1,200,000	1,184,400
4.150%, 03/29/27	800,000	789,600
Philippine Government International Bond (Philippines)
4.200%, 01/21/24	1,500,000	1,566,000
Provincia De Buenos Aires/Argentina (Argentina)
7.875%, 06/15/27	1,500,000	1,237,500
S.P.A.RC EM SPC Panama Metro Line 2 SP (Cayman Islands)
0.000%, 12/05/22[1,7]	1,192,411	1,101,609
Total Foreign Government Obligations (Cost $11,800,638)		11,183,702
Floating Rate Senior Loan Interests - 3.9%
Financials - 0.5%
Acrisure LLC First Lien Term Loan B-2,
(1 month LIBOR + 4.250%), 6.749%, 11/22/23[5]	436,683	428,769

AMG Managers DoubleLine Core Plus Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Financials - 0.5% (continued)
AlixPartners LLP, 2017 Refinancing Term Loan,
(1 month LIBOR + 2.750%), 5.249%, 04/04/24[5]	$321,858	$318,639
AssuredPartners, Inc., 2017 September Refinancing Term Loan,
(1 month LIBOR + 3.250%), 5.749%, 10/22/24[5]	491,609	477,014
Canyon Valor Cos, Inc.,
(3 month LIBOR + 2.750%), 5.553%, 06/16/23[5]	437,505	429,301
Forest City Enterprises LP,
(1 month LIBOR + 4.000%), 6.513%, 12/07/25[5]	135,000	135,169
TKC Holdings Inc., Initial Term Loan (First Lien),
(1 month LIBOR + 3.750%), 6.250%, 02/01/23[5]	446,591	433,332
UFC Holdings LLC, Term Loan (First Lien),
(1 month LIBOR + 3.250%), 5.750%, 08/18/23[5]	381,739	379,558
Total Financials		2,601,782
Industrials - 3.3%
Almonde Inc., First Lien Dollar Term Loan,
(3 month LIBOR + 3.500%), 6.303%, 06/16/24[5]	378,255	364,189
Alterra Mountain Company, Initial Term Loan,
(1 month LIBOR + 3.000%), 5.499%, 07/31/24[5]	466,864	462,189
Applied Systems, Inc., Initial Term Loan (First Lien),
(1 month LIBOR + 3.250%), 5.499%, 09/19/24[5]	62,530	61,260
Auris Luxembourg Iii, S.A.,
(USD LIBOR + 3.750%), 0.000%, 07/24/25[5,12]	190,000	189,129
BCP Renaissance Parent LLC, Initial Term Loan,
(3 month LIBOR + 3.500%), 6.244%, 10/31/24[5]	124,113	123,221
BJ’s Wholesale Club, Inc.,
(1 month LIBOR + 3.000%), 5.514%, 02/03/24[5]	399,720	396,667
Boxer Parent Co., Inc., Initial Dollar Term Loan,
(3 month LIBOR + 4.250%), 7.053%, 10/02/25[5]	315,000	316,706
Brookfield Wec Holdings Inc., First Lien Term Loan,
(1 month LIBOR + 3.750%), 6.249%, 08/01/25[5]	235,000	234,266
CH Hold Corp First Lien Initial Term Loan,
(3 month LIBOR + 3.000%), 7.500%, 02/01/24[5]	446,592	446,173
Change Healthcare Holdings LLC, Closing Date Term Loan,
(1 month LIBOR + 2.750%), 5.249%, 03/01/24[5]	437,500	429,141
CHG Healthcare Services Inc., New Term Loan,
(1 month LIBOR + 3.000%), 5.499%, 06/07/23[5]	485,000	480,453
Concentra, Inc., First Lien Term B-1 Loan,
(1 month LIBOR + 2.750%), 5.270%, 06/01/22[5]	450,000	446,051
Cvent Inc., First Lien Term Loan,
(1 month LIBOR + 3.750%), 6.249%, 11/30/24[5]	421,688	412,727
Cyxtera DC Holdings Inc., Initial Term Loan (First Lien),
(1 month LIBOR + 3.000%), 5.520%, 05/01/24[5]	446,599	426,875
EG America LLC Additional Facility Loan,
(3 month LIBOR + 4.000%), 6.813%, 02/06/25[5]	468,234	455,065

	Principal Amount	Value
Equian LLC, 2018 Incremental Term Loan B,
(1 month LIBOR + 3.250%), 5.752%, 05/19/24[5]	$491,600	$481,153
Equinox Holdings Inc., Term B-1 Loan,
(1 month LIBOR + 3.000%), 5.499%, 03/08/24[5]	486,608	476,268
Explorer Holdings, Inc., Initial Term Loan,
(3 month LIBOR + 3.750%), 6.553%, 05/03/23[5]	252,064	250,803
Filtration Group Corporation Initial Dollar Term Loan,
(1 month LIBOR + 3.000%), 5.499%, 03/29/25[5]	486,625	483,381
Garda World Security Corporation New Incremental Term B Loan,
(3 month LIBOR + 3.500%), 6.236%, 05/26/24[5]	446,591	441,008
Gates Global LLC, Initial B-2 Dollar Term Loan,
(1 month LIBOR + 2.750%), 5.249%, 03/31/24[5]	446,608	438,110
Gentiva Health Services Inc. First Lien Closing Date Initial Term Loan,
(1 month LIBOR + 3.750%), 6.250%, 07/02/25[5]	380,224	378,322
Gobp Holdings, Inc., First Lien Initial Term Loan,
(3 month LIBOR + 3.750%), 6.553%, 10/22/25[5]	185,000	182,919
Greeneden US Holdings II LLC, Tranche B-3 Dollar Term Loan,
(1 month LIBOR + 3.250%), 5.749%, 12/01/23[5]	481,541	471,760
Hyland Software, Inc., 2018 Refinancing Term Loan,
(1 month LIBOR + 3.500%), 5.999%, 07/01/24[5]	487,393	481,423
Informatica LLC, Dollar Term B-1 Loan,
(1 month LIBOR + 3.250%), 5.749%, 08/06/22[5]	450,859	450,155
IRB Holding Corp Term B Loan,
(1 month LIBOR + 3.250%), 5.764%, 02/05/25[5]	491,625	480,318
Jaguar Holding Company II, 2018 Term Loan,
(1 month LIBOR + 2.500%), 4.999%, 08/18/22[5]	489,742	481,273
Kronos Incorporated 2018 New Incremental Term Loan,
(3 month LIBOR + 3.000%), 5.541%, 11/01/23[5]	442,265	434,710
Life Time Inc., New 2017 Refinancing Term Loan,
(3 month LIBOR + 2.750%), 5.457%, 06/15/22[5]	446,608	441,360
Messer Industries LLC, USD Term Loan,
(USD LIBOR + 2.500%), 0.000%, 10/02/25[5,12]	145,000	142,100
Milacron LLC, Term B Loan,
(1 month LIBOR + 2.500%), 4.999%, 09/28/23[5]	422,114	415,244
Mitchell International, Inc. Initial Term Loan (First Lien),
(1 month LIBOR + 3.250%), 5.749%, 12/01/24[5]	317,600	304,896
MLN US Holdings LLC, Term Loan (First Lien),
(1 month LIBOR + 4.500%), 6.999%, 11/30/25[5]	295,000	291,189
MPH Acquisition Holdings LLC, Initial Term Loan,
(3 month LIBOR + 2.750%), 5.553%, 06/07/23[5]	457,106	442,650
Ply Gem Midco, Inc., Initial Term Loan,
(3 month LIBOR + 3.750%), 6.547%, 04/12/25[5]	284,286	272,026
PODS LLC Tranche B-4 Term Loan,
(1 month LIBOR + 2.750%), 5.261%, 11/21/24[5]	457,435	448,095

AMG Managers DoubleLine Core Plus Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 3.3% (continued)
Prime Security Services Borrower, Term B-1 Loan (First Lien),
(1 month LIBOR + 2.750%), 5.249%, 05/02/22[5]	$378,288	$373,627
Radiology Partners, Inc., Term Loan B,
(1 month LIBOR + 4.750%), 0.000%, 07/09/25[5,12]	190,000	189,050
Refinitiv US Holdings, Inc.,
(1 month LIBOR + 3.750%), 6.249%, 10/01/25[5]	305,000	293,481
Scientific Games International, Inc. Initial Term B-5 Loan,
(1 month LIBOR + 2.750%), 5.249%, 08/14/24[5]	496,250	481,673
SCS Holdings I Inc., New Tranche B Term Loan (First Lien),
(1 month LIBOR + 4.250%), 6.749%, 10/30/22[5]	198,234	197,738
Securus Technologies Holdings Inc., Initial Term Loan (First Lien),
(1 month LIBOR + 4.500%), 6.999%, 11/01/24[5]	486,617	474,451
Select Medical Corp., Repriced Term Loan B,
(3 month LIBOR + 2.500%), 7.000%, 03/06/25[5]	438,509	435,220
Solera LLC Dollar Term Loan,
(1 month LIBOR + 2.750%), 5.249%, 03/03/23[5]	447,698	439,640
Sophia LP, Term B Loan,
(3 month LIBOR + 3.250%), 6.053%, 09/30/22[5]	461,421	453,115
StandardAero Aviation Holdings Inc., Initial Term Loan,
(1 month LIBOR + 3.750%), 6.250%, 07/07/22[5]	446,538	446,329
Starfruit US Holdco LLC,
(1 month LIBOR + 3.250%), 5.753%, 10/01/25[5]	480,000	470,640
Tenneco Inc. Term Loan,
(1 month LIBOR + 2.750%), 5.249%, 10/01/25[5]	295,000	289,039
Valeant Pharmaceuticals,
(1 month LIBOR + 2.750%), 5.263%, 11/27/25[5]	154,000	151,998
VeriFone Systems, Inc.,
(3 month LIBOR + 4.000%), 6.645%, 08/20/25[5]	106,540	104,343
Verscend Holding Corp.,
(1 month LIBOR + 4.500%), 6.999%, 08/27/25[5]	269,325	267,305
Vertafore Inc., Initial Term Loan (First Lien),
(3 month LIBOR + 3.250%), 6.053%, 07/02/25[5]	495,000	481,272
Web.com Group, Inc.,
(1 month LIBOR + 3.750%), 6.269%, 10/11/25[5]	185,000	179,450
Yak Access LLC, First Lien Initial Term Loan,
(1 month LIBOR + 5.000%), 7.499%, 07/11/25[5]	26,036	22,001
Total Industrials		19,683,647
Utilities - 0.1%
Edgewater Generation LLC,
(1 month LIBOR + 3.750%), 6.249%, 12/13/25[5]	168,750	167,801

	Principal Amount	Value
Pike Corporation Initial Term Loan (2018),
(1 month LIBOR + 3.500%), 6.000%, 03/23/25[5]	$489,366	$488,653
Total Utilities		656,454
Total Floating Rate Senior Loan Interests (Cost $23,363,859)		22,941,883

	Shares
Common Stock - 0.0%#
Energy - 0.0%#
Frontera Energy Corp. (Colombia)	17,242	154,476
Total Common Stock (Cost $322,698)		154,476
Investment Companies - 3.5%
DoubleLine Global Bond Fund, Class I13 (Cost $21,201,656)	2,034,321	21,075,568

	Principal Amount
Short-Term Investments - 5.8%
Joint Repurchase Agreements - 0.9%[14]
Citigroup Global Markets, Inc., dated 01/31/19, due 02/01/19, 2.570% total to be received $1,331,279 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.500%, 03/31/19 - 02/01/49, totaling $1,357,808)	$1,331,184	1,331,184
HSBC Securities USA, Inc., dated 01/31/19, due 02/01/19, 2.570% total to be received $1,331,279 (collateralized by various U.S. Government Agency Obligations, 4.500%, 01/20/49, totaling $1,357,808)	1,331,184	1,331,184
Mizuho Securities USA, LLC, dated 01/31/19, due 02/01/19, 2.570% total to be received $1,331,279 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 3.500%, 04/18/19 - 02/01/48, totaling $1,357,808)	1,331,184	1,331,184
NatWest Markets PLC, dated 01/31/19, due 02/01/19, 2.570% total to be received $279,944 (collateralized by various U.S. Treasuries, 0.125% - 3.375%, 01/15/23 - 04/15/32, totaling $285,523)	279,924	279,924
RBC Dominion Securities, Inc., dated 01/31/19, due 02/01/19, 2.570% total to be received $1,331,279 (collateralized by various U.S. Government Agency Obligations, 1.250% -7.000%, 05/30/19 - 12/15/48, totaling $1,357,808)	1,331,184	1,331,184
Total Joint Repurchase Agreements		5,604,660
U.S. Government and Agency Obligations -2.6%
United States Treasury Bill, 2.340%, 03/07/19[15]	1,990,000	1,985,591
United States Treasury Bill, 2.525%, 11/07/19[15]	7,160,000	7,024,354

AMG Managers DoubleLine Core Plus Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
U.S. Government and Agency Obligations - 2.6% (continued)
United States Treasury Bill, 2.456%, 07/11/19[15]	$6,550,000	$6,480,279
Total U.S. Government and Agency Obligations		15,490,224

	Shares
Other Investment Companies - 2.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.30%[16]	4,545,800	4,545,800
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.36%[16]	4,545,800	4,545,800

#	Less than 0.05%.
[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At January 31, 2019, the value of these securities amounted to $113,946,961 or 19.2% of net assets.

[2]

Some or all of these securities, amounting to $5,852,707 or 1.0% of net assets, were out on loan to various brokers and are collateralized by cash and various U.S. Treasury Obligations. See Notes to Schedule of Portfolio of Investments.

[3]	Perpetuity Bond. The date shown is the final call date.
[4]

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[5]	Variable rate security. The rate shown is based on the latest available information as of January 31, 2019.
[6]	All or part of the security is delayed delivery transaction. The market value for delayed delivery security at January 31, 2019, amounted to $2,607,725, or 0.4% of net assets.
[7]	Zero Coupon Bond.
[8]	Payment-in-Kind Security: The security may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
[9]	Security is in default. Issuer has failed to make a timely payment of either principal or either interest or has failed to comply with some provision of the bond indenture.

	Shares	Value
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.34%[16]	4,683,551	$4,683,551
Total Other Investment Companies		13,775,151
Total Short-Term Investments (Cost $34,866,077)		34,870,035
Total Investments - 100.8% (Cost $605,003,228)		599,785,917
Other Assets, less Liabilities - (0.8)%		(5,028,738)
Net Assets - 100.0%		$594,757,179

[10]	Step Coupon. Security becomes interest bearing at a future date.
[11]

Interest only security. This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

[12]	Loan will settle after January 31, 2019, at which time the interest rate will be known.
[13]	Affiliated issuer. See summary of affiliated investment transaction for details.
[14]	Cash collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[15]	Represents yield to maturity at January 31, 2019.
[16]	Yield shown represents the January 31, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

CLO	Collateralized Loan Obligation
EMTN	European Medium Term Note
GMTN	Global Medium-Term Notes
GSR	Goldman Sachs REMIC
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note
PIK	Payment-in-Kind
REMICS	Real Estate Mortgage Investment Conduit

The following schedule shows the value of affiliated investments at January 31, 2019.

Net increase
(decrease) in
unrealized
				Net realized	appreciation	Amount of
Affiliated	Number			gain (loss) for	(depreciation)	Dividends or
Issuers	of shares	Purchases	Sales	the period	for the period	Interest	Value
DoubleLine Global Bond Fund	2,034,321	—	—	—	$935,787	—	$21,075,568

AMG Managers DoubleLine Core Plus Bond Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$168,336,354	—	$168,336,354
Asset-Backed Securities	—	56,848,951	—	56,848,951
Mortgage-Backed Securities	—	97,353,176	—	97,353,176
Municipal Bonds	—	691,226	—	691,226
U.S. Government and Agency Obligations†	—	186,330,546	—	186,330,546
Foreign Government Obligations	—	11,183,702	—	11,183,702
Floating Rate Senior Loan Interests	—	22,941,883	—	22,941,883
Common Stock††	$154,476	—	—	154,476
Investment Companies	21,075,568	—	—	21,075,568
Short-Term Investments
Joint Repurchase Agreements	—	5,604,660	—	5,604,660
U.S. Government and Agency Obligations	—	15,490,224	—	15,490,224
Other Investment Companies	13,775,151	—	—	13,775,151

Total Investments in Securities	$35,005,195	$564,780,722	—	$599,785,917

†

All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

††	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the period ended January 31, 2019, there were no transfers in or out of Level 3.

AMG River Road Long-Short Fund Schedule of Portfolio Investments (unaudited) January 31, 2019

	Shares	Value
Long Positions - 95.5%
Common Stocks - 90.5%
Communication Services - 18.2%
Alphabet, Inc., Class C*,1	933	$1,041,573
Comcast Corp., Class A1	21,680	792,838
GCI Liberty, Inc., Class A*,1	7,616	387,654
Liberty Broadband Corp., Class C*	7,422	631,019
Liberty Global PLC, Class C (United Kingdom)*,1	22,014	518,650
Liberty Latin America, Ltd., Class C*	17,755	310,357
Liberty Media Corp.-Liberty SiriusXM, Class C*,1	20,294	810,948
Total Communication Services		4,493,039
Consumer Discretionary - 11.0%
Dollar Tree, Inc.*,1	6,920	670,064
Expedia, Inc.[1]	4,271	509,317
LKQ Corp.*	27,989	733,871
Mohawk Industries, Inc.*	3,200	412,128
Yum China Holdings, Inc. (China)	10,769	392,530
Total Consumer Discretionary		2,717,910
Consumer Staples - 10.2%
Ambev SA, ADR (Brazil)	100,074	481,356
Anheuser-Busch InBev SA/NV, Sponsored ADR (Belgium)	9,190	702,483
Hostess Brands, Inc.*,1	50,221	577,039
Nestle SA, Sponsored ADR (Switzerland)[1]	8,811	768,672
Total Consumer Staples		2,529,550
Energy - 2.5%
Kinder Morgan, Inc.	34,219	619,364
Financials - 16.4%
Axis Capital Holdings, Ltd. (Bermuda)[1]	12,262	656,630
Berkshire Hathaway, Inc., Class B*,1	3,727	766,048
BlackRock, Inc.	915	379,798
The Blackstone Group LP, (MLP)	13,203	444,941
Brookfield Asset Management, Inc., Class A (Canada)	12,740	548,457
Oaktree Capital Group LLC, (MLP)	15,731	642,140
Wells Fargo & Co.	12,419	607,413
Total Financials		4,045,427
Health Care - 7.8%
Allergan PLC[1]	3,202	461,024
McKesson Corp.[1]	6,018	771,808
Premier, Inc., Class A*	17,316	689,004
Total Health Care		1,921,836
Industrials - 12.8%
Air Transport Services Group, Inc.*	13,586	322,667

	Shares	Value
Carlisle Cos., Inc.	5,662	$609,967
Equifax, Inc.	3,404	364,296
General Electric Co.	14,347	145,766
Nielsen Holdings PLC	19,431	498,988
UniFirst Corp.	5,571	771,194
United Parcel Service, Inc., Class B1	4,227	445,526
Total Industrials		3,158,404
Information Technology - 6.3%
Apple, Inc.[1]	2,189	364,337
CDK Global, Inc.	11,680	571,269
Conduent, Inc.*	49,479	630,857
Total Information Technology		1,566,463
Materials - 1.4%
DowDuPont, Inc.[1]	6,622	356,330
Real Estate - 3.9%
Alexander & Baldwin, Inc., REIT *	22,232	512,225
Brookfield Property Partners LP	24,997	454,946
Total Real Estate		967,171
Total Common Stocks (Cost $21,564,474)		22,375,494

Short-Term Investments - 5.1%
Other Investment Companies - 5.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.30%[2]	410,904	410,904
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.36%[2]	410,903	410,903
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.34%[2]	423,355	423,355
Total Short-Term Investments (Cost $1,245,162)		1,245,162
Total Investments - 95.5% (Cost $22,809,636)		23,620,656
Short Sales - (60.1%)[3]
Common Stocks - (27.0%)
Communication Services - (2.1%)
Centurylink, Inc.	(7,148)	(109,507)
Consolidated Communications Holdings, Inc.	(8,564)	(91,464)
Sprint Corp. *	(29,810)	(186,014)
Viacom, Inc., Class B	(4,855)	(142,834)
Total Communication Services		(529,819)
Consumer Discretionary - (5.5%)
Brinker International, Inc.	(3,599)	(145,832)
The Cato Corp, Class A	(17,011)	(252,613)

AMG River Road Long-Short Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Consumer Discretionary - (5.5%) (continued)
Dave & Buster’s Entertainment, Inc.	(4,343)	$(223,447)
Dorman Products, Inc. *	(3,465)	(297,817)
Fossil Group, Inc. *	(9,680)	(164,173)
Service Corp International	(2,985)	(128,116)
Tesla, Inc. *	(454)	(139,387)
Total Consumer Discretionary		(1,351,385)
Financials - (2.2%)
Factset Research Systems, Inc.	(899)	(196,549)
Home Capital Group, Inc. (Canada)*	(11,739)	(150,272)
Mercury General Corp.	(3,713)	(191,962)
Total Financials		(538,783)
Industrials - (8.0%)
ACCO Brands Corp.	(21,824)	(192,706)
Caterpillar, Inc.	(2,111)	(281,101)
Deere & Co.	(1,264)	(207,296)
Ennis, Inc.	(7,084)	(140,547)
Griffon Corp.	(14,632)	(232,795)
Healthcare Services Group, Inc.	(2,866)	(125,015)
MasTec, Inc. *	(5,262)	(233,527)
Matthews International Corp., Class A	(3,013)	(134,048)
Snap-On, Inc.	(1,286)	(213,463)
United Rentals, Inc. *	(1,062)	(133,026)
XPO Logistics, Inc. *	(1,497)	(90,988)
Total Industrials		(1,984,512)

*	Non-income producing security.
[1]

Security position is either entirely or partially held in a segregated account as collateral for securities sold short. As of January 31, 2019, value of securities held in the segregated account was $5,143,880.

[2]	Yield shown represents the January 31, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[3]	The Fund is contractually responsible to the lender for any dividends payable and interest accrued on securities while those securities are outstanding in short position.

	Shares	Value
Information Technology - (3.3%)
Canon, Inc., ADR (Japan)	(11,541)	$(332,727)
International Business Machines Corp.	(1,430)	(192,220)
Stratasys, Ltd. *	(11,577)	(295,561)
Total Information Technology		(820,508)
Materials - (1.8%)
Teck Resources, Ltd. (Canada)	(11,605)	(282,698)
Vale SA, ADR (Brazil)	(12,659)	(157,478)
Total Materials		(440,176)
Real Estate - (4.1%)
Realogy Holdings Corp.	(10,885)	(193,209)
Realty Income Corp., REIT	(2,277)	(156,407)
SBA Communications Corp., REIT*	(1,438)	(262,478)
The St Joe Co. *	(12,370)	(192,477)
Welltower, Inc., REIT	(2,669)	(206,821)
Total Real Estate		(1,011,392)
Total Common Stocks (Proceeds $(6,477,514))		(6,676,575)
Exchange Traded Funds - (33.1%)
SPDR S&P 500 ETF Trust (Proceeds $(7,369,851))	(30,289)	(8,175,910)
Total Short Sales - (60.1%) (Proceeds $(13,847,365))		(14,852,485)
Other Assets, less Liabilities - 64.5%		15,953,685
Net Assets - 100.0%		$24,721,856

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

AMG River Road Long-Short Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of January 31, 2019:

	Level 1	Level 2	Level 3	Value
Investments in Securities
Assets
Common Stocks†	$22,375,494	—	—	$22,375,494
Short-Term Investments
Other Investment Companies	1,245,162	—	—	1,245,162

Total Assets	23,620,656	—	—	23,620,656

Liabilities
Common Stocks†	(6,676,575)	—	—	(6,676,575)
Exchange Traded Funds†	(8,175,910)	—	—	(8,175,910)

Total Liabilities	(14,852,485)	—	—	(14,852,485)

Net Investments in Securities	$8,768,171	—	—	$8,768,171

†

All common stocks and exchange traded funds held or shorted in the Fund are Level 1 securities. For a detailed breakout of common stocks and exchange traded funds by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the period ended January 31, 2019, there were no transfers in or out of Level 3.

AMG Managers Pictet International Fund Schedule of Portfolio Investments (unaudited) January 31, 2019

	Shares	Value
Common Stocks - 99.6%
Communication Services - 12.7%
Cineworld Group PLC (United Kingdom)	6,175,415	$21,193,524
Informa PLC (United Kingdom)	3,330,674	29,583,967
Inmarsat PLC (United Kingdom)	4,197,719	20,378,584
PCCW, Ltd. (Hong Kong)	28,414,309	16,914,736
SoftBank Group Corp. (Japan)	404,700	31,875,695
Square Enix HoldingsCo. Ltd. (Japan)	489,200	16,233,818
Vivendi SA (France)	446,879	11,394,930
Total Communication Services		147,575,254
Consumer Discretionary - 14.4%
ABC-Mart, Inc. (Japan)	161,300	9,267,151
Cie Financiere Richemont SA (Switzerland)	277,696	19,141,014
Ctrip.com International, Ltd., ADR (China)*	547,155	18,220,262
Dignity PLC (United Kingdom)	369,800	3,568,541
Gestamp Automocion SA (Spain)[1,2]	2,104,734	12,311,059
JD.com, Inc., ADR (China)*	1,409,768	35,032,735
KOMEDA Holdings Co., Ltd. (Japan)	681,200	13,042,210
Matas A/S (Denmark)	675,562	7,664,600
MGM China Holdings, Ltd. (Macau)	11,719,200	22,754,764
Pandora A/S (Denmark)	217,740	9,455,927
Sony Corp. (Japan)	352,700	17,672,720
Total Consumer Discretionary		168,130,983
Consumer Staples - 15.3%
Ain Holdings, Inc. (Japan)	127,500	9,334,910
Anheuser-Busch InBev SA/NV (Belgium)	311,102	23,769,170
Asahi Group Holdings, Ltd. (Japan)	741,400	31,056,847
cocokara fine, Inc. (Japan)	389,600	18,074,700
Danone SA (France)	240,217	17,480,978
Japan Tobacco, Inc. (Japan)	1,368,700	34,649,659
Nestle SA (Switzerland)	372,086	32,439,905
Ontex Group NV (Belgium)	530,765	11,302,530
Total Consumer Staples		178,108,699
Energy - 3.6%
Royal Dutch Shell PLC, Class B (Netherlands)	1,058,113	32,852,909
Z Energy, Ltd. (New Zealand)	2,235,450	9,282,112
Total Energy		42,135,021
Financials - 18.3%
Banco Bilbao Vizcaya Argentaria SA (Spain)	4,157,482	24,675,234
Intesa Sanpaolo SpA (Italy)	6,881,320	15,745,287
Julius Baer Group, Ltd. (Switzerland)	613,137	24,643,360
Mizrahi Tefahot Bank, Ltd. (Israel)	493,538	9,181,194
Moscow Exchange MICEX-RTS PJSC (Russia)*	15,909,525	22,632,159

	Shares	Value
Nordea Bank Abp (Finland)	1,894,712	$17,244,321
Prudential PLC (United Kingdom)	1,569,571	30,694,683
Saga PLC (United Kingdom)	9,394,343	13,436,351
Shinsei Bank, Ltd. (Japan)	1,644,100	22,259,727
Sompo Holdings, Inc. (Japan)	430,700	16,239,195
Standard Chartered PLC (United Kingdom)	1,965,049	15,848,314
Total Financials		212,599,825
Health Care - 8.9%
GlaxoSmithKline PLC (United Kingdom)	1,174,132	22,806,946
Grifols SA, ADR (Spain)	574,386	10,695,067
Healius, Ltd. (Australia)	7,483,783	15,882,706
LivaNova PLC (United Kingdom)*,2	258,471	23,862,043
Miraca Holdings, Inc. (Japan)	690,100	17,071,793
Orpea (France)	134,821	13,365,281
Total Health Care		103,683,836
Industrials - 16.4%
Bollore SA (France)	3,131,159	12,916,415
Bollore SA, non-voting shares (France)*	21,482	87,141
CK Hutchison Holdings, Ltd. (Hong Kong)	2,316,748	23,397,313
Elis SA (France)	916,239	14,821,291
FANUC Corp. (Japan)	137,200	23,335,197
Fujitec Co., Ltd. (Japan)	1,071,400	11,690,667
Jardine Strategic Holdings, Ltd. (Hong Kong)	570,000	21,851,542
Knorr-Bremse AG (Germany)*	155,513	15,387,716
Safran SA (France)	318,685	41,871,681
SEEK, Ltd. (Australia)	768,719	9,530,181
Vinci SA (France)	186,573	16,416,608
Total Industrials		191,305,752
Information Technology - 6.2%
ams AG (Austria)[2]	233,136	6,249,437
ASML Holding NV (Netherlands)	164,421	28,751,823
Nokia OYJ (Finland)	2,260,808	14,282,985
Siltronic AG (Germany)	114,255	11,351,114
Sophos Group PLC (United Kingdom)[1]	2,576,738	11,409,394
Total Information Technology		72,044,753
Materials - 2.8%
KAZ Minerals PLC (United Kingdom)	1,306,742	10,203,456
Oci NV (Netherlands)*,2	1,031,492	21,813,558
Total Materials		32,017,014
Real Estate - 1.0%
Merlin Properties Socimi SA, REIT (Spain)[2]	850,251	11,406,757
Utilities - 0.0%
Rubis SCA (France)	8,587	512,567
Total Common Stocks (Cost $1,225,613,931)		1,159,520,461

AMG Managers Pictet International Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 1.2%
Joint Repurchase Agreements - 1.0%[3]
Citigroup Global Markets, Inc., dated 01/31/19, due 02/01/19, 2.570% total to be received $2,845,611 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.500%, 03/31/19 -02/01/49, totaling $2,902,316)	$2,845,408	$2,845,408
Industrial and Commercial Bank of China Financial Services LLC, dated 01/31/19, due 02/01/19, 2.570% total to be received $598,274 (collateralized by various U.S. Treasuries, 2.875% - 8.750%, 08/15/20 - 09/09/49, totaling $610,196)	598,231	598,231
Jefferies LLC, dated 01/31/19, due 02/01/19, 2.600% total to be received $2,845,614 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.625%, 02/06/19 - 07/15/36, totaling $2,902,318)	2,845,408	2,845,408
Mizuho Securities USA, LLC, dated 01/31/19, due 02/01/19, 2.570% total to be received $2,845,611 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 3.500%, 04/18/19 -02/01/48, totaling $2,902,317)	2,845,408	2,845,408

	Principal Amount	Value
RBC Dominion Securities, Inc., dated 01/31/19, due 02/01/19, 2.570% total to be received $2,845,611 (collateralized by various U.S. Government Agency Obligations, 1.250% -7.000%, 05/30/19 - 12/15/48, totaling $2,902,316)	$2,845,408	$2,845,408
Total Joint Repurchase Agreements		11,979,863

	Shares
Other Investment Companies - 0.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.30%[4]	514,603	514,603
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.36%[4]	514,603	514,603
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.34%[4]	530,197	530,197
Total Other Investment Companies		1,559,403
Total Short-Term Investments (Cost $13,539,266)		13,539,266
Total Investments - 100.8% (Cost $1,239,153,197)		1,173,059,727
Other Assets, less Liabilities - (0.8)%		(9,406,074)
Net Assets - 100.0%		$1,163,653,653

*	Non-income producing security.
[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At January 31, 2019, the value of these securities amounted to $23,720,453 or 2.0% of net assets.

[2]

Some or all of these securities, amounting to $11,522,049 or 1.0% of net assets, were out on loan to various brokers and are collateralized by cash and various U.S. Treasury Obligations. See Notes to Schedule of Portfolio of Investments.

[3]	Cash collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[4]	Yield shown represents the January 31, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR     American Depositary Receipt

REIT     Real Estate Investment Trust

AMG Managers Pictet International Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of January 31, 2019:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Financials	—	$212,599,825	—	$212,599,825
Industrials	$87,141	191,218,611	—	191,305,752
Consumer Staples	—	178,108,699	—	178,108,699
Consumer Discretionary	60,917,597	107,213,386	—	168,130,983
Communication Services	—	147,575,254	—	147,575,254
Health Care	34,557,110	69,126,726	—	103,683,836
Information Technology	—	72,044,753	—	72,044,753
Energy	—	42,135,021	—	42,135,021
Materials	—	32,017,014	—	32,017,014
Real Estate	—	11,406,757	—	11,406,757
Utilities	—	512,567	—	512,567
Short-Term Investments
Joint Repurchase Agreements	—	11,979,863	—	11,979,863
Other Investment Companies	1,559,403	—	—	1,559,403

Total Investments in Securities	$97,121,251	$1,075,938,476	—	$1,173,059,727

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the period ended January 31, 2019, there were no transfers in or out of Level 3.

Country	% of Long-Term Investments
Australia	2.2
Austria	0.5
Belgium	3.0
China	4.6
Denmark	1.5
Finland	2.7
France	11.1
Germany	2.3
Hong Kong	5.4
Israel	0.8
Italy	1.4

Country	% of Long-Term Investments
Japan	23.4
Macau	2.0
Netherlands	7.2
New Zealand	0.8
Russia	1.9
Spain	5.1
Switzerland	6.6
United Kingdom	17.5

100.0

AMG Managers Value Partners Asia Dividend Fund Schedule of Portfolio Investments (unaudited) January 31, 2019

	Shares	Value
Common Stocks - 88.6%
Communication Services - 3.1%
HKBN, Ltd. (Hong Kong)	60,000	$92,758
Link Net (Indonesia)	213,400	66,590
Sarana Menara Nusantara (Indonesia)	890,100	53,864
Wonderful Sky Financial Group Holdings, Ltd. (Hong Kong)*	174,000	24,053
XL Axiata (Indonesia)*	406,500	63,120
Total Communication Services		300,385
Consumer Discretionary - 12.7%
Basso Industry Corp. (Taiwan)	25,000	39,610
Bestway Global Holding, Inc. (China)[1]	213,500	85,638
Bloomberry Resorts Corp. (Philippines)	121,200	25,699
China Lilang, Ltd. (China)	224,000	198,372
China Yongda Automobiles Services Holdings, Ltd. (China)	242,500	144,730
Chow Sang Sang Holdings International,
Ltd. (Hong Kong)	67,000	98,455
Fila Korea, Ltd. (South Korea)*	4,292	184,447
Golden Eagle Retail Group, Ltd. (China)	82,000	87,881
Haier Electronics Group Co., Ltd. (Hong Kong)	52,000	149,387
Kangwon Land, Inc. (South Korea)*	6,364	194,709
Nameson Holdings, Ltd. (Hong Kong)	314,000	26,382
Total Consumer Discretionary		1,235,310
Consumer Staples - 2.9%
BGF retailCo., Ltd. (South Korea)*	1,172	193,481
Convenience Retail Asia, Ltd. (Hong Kong)	170,000	76,632
Lotte Confectionery Co., Ltd. (South Korea)*	90	14,130
Total Consumer Staples		284,243
Energy - 1.0%
PetroChina Co., Ltd., Class H (China)	72,000	46,470
Pryce Corp. (Philippines)	222,500	25,619
S-Oil Corp. (South Korea)	231	21,751
Total Energy		93,840
Financials - 21.7%
Bangkok Bank PCL, NVDR (Thailand)	11,500	79,356
Bank Negara Indonesia Persero (Indonesia)	96,700	63,093
Bank of the Philippine Islands (Philippines)	11,370	19,902
BFI Finance Indonesia (Indonesia)	846,800	42,120
China Construction Bank Corp., Class H (China)	616,000	554,894
Chongqing Rural Commercial Bank Co., Ltd., Class H (China)	82,000	47,634
DBS Group Holdings, Ltd. (Singapore)	9,100	162,185
Dongbu Insurance Co., Ltd. (South Korea)	1,683	105,103

	Shares	Value
Far East Horizon, Ltd. (Hong Kong)	295,000	$304,505
Fubon Financial Holding Co., Ltd. (Taiwan)	62,000	90,907
HSBC Holdings PLC (United Kingdom)*	16,800	142,275
Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)*	2,015	67,631
Metropolitan Bank & Trust Co. (Philippines)	34,619	55,881
Ping An Insurance Group Co. of China, Ltd., Class H (China)	38,000	369,951
Total Financials		2,105,437
Health Care - 5.0%
CSPC Pharmaceutical Group, Ltd. (China)	100,000	172,519
Huadong Medicine Co., Ltd., Class A (China)	25,100	99,871
Hugel, Inc. (South Korea)*	100	30,109
Livzon Pharmaceutical Group, Inc., Class H (China)	9,800	31,549
Shanghai Pharmaceuticals Holding Co., Ltd., Class H (China)	69,200	147,668
TaiDoc Technology Corp. (Taiwan)	1,000	6,058
Total Health Care		487,774
Industrials - 17.4%
Acset Indonusa (Indonesia)	339,100	38,168
Asia Aviation PCL, NVDR (Thailand)	56,000	7,676
BOC Aviation, Ltd. (Singapore)[1]	11,500	97,785
China Communications Construction Co., Ltd., Class H (China)	44,000	44,151
China Machinery Engineering Corp., Class H (China)	271,000	133,535
China State Construction International Holdings, Ltd. (Hong Kong)	114,000	108,685
FSE Services Group, Ltd. (Hong Kong)	105,000	45,680
Guangdong Provincial Expressway Development Co., Ltd., Class B (China)	60,818	48,218
Haitian International Holdings, Ltd. (China)	71,000	163,553
Harbin Electric Co., Ltd., Class H (China)	362,000	193,955
Kerry TJ Logistics Co., Ltd. (Taiwan)	22,000	26,943
Lonking Holdings, Ltd. (China)	109,000	36,838
PP Persero (Indonesia)	412,800	69,379
Qilu Expressway Co., Ltd. (China)*	110,000	24,031
Qingdao Port International Co., Ltd., Class H (China)*,1	391,000	243,573
SITC International Holdings Co., Ltd. (Hong Kong)	189,000	173,531
TK Group Holdings, Ltd. (China)	186,000	97,864
Total Bangun Persada (Indonesia)	369,700	15,611
TURVO International Co., Ltd. (Taiwan)	18,381	44,520
Weichai Power Co. Ltd., Class H (China)	40,000	53,986

AMG Managers Value Partners Asia Dividend Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 17.4% (continued)
Zhejiang Expressway Co., Ltd., Class H (China)	28,000	$28,829
Total Industrials		1,696,511
Information Technology - 3.5%
KCE Electronics PCL (Thailand)	16,300	13,724
KoMiCo, Ltd. (South Korea)	667	14,880
MediaTek, Inc. (Taiwan)	5,000	40,515
Powertech Technology, Inc. (Taiwan)	4,000	9,390
Primax Electronics, Ltd. (Taiwan)	6,000	10,060
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	25,000	185,449
TechWing, Inc. (South Korea)	2,516	22,385
Tokai Carbon Korea Co., Ltd. (South Korea)*	517	25,165
Wistron Neweb Corp. (Taiwan)	9,000	22,322
Total Information Technology		343,890
Materials - 0.7%
Lee & Man Chemical Co., Ltd. (Hong Kong)	102,000	69,680
Real Estate - 16.4%
Bekasi Fajar Industrial Estate (Indonesia)	3,995,600	75,063
CapitaLand Retail China Trust, REIT (Singapore)	31,540	35,157
CIFI Holdings Group Co., Ltd. (China)	186,000	123,069
City Developments, Ltd. (Singapore)	3,300	22,587
CK Asset Holdings, Ltd. (Hong Kong)	26,000	218,889
CSI Properties, Ltd. (Hong Kong)	2,160,000	102,194
Far East Consortium International, Ltd. (Hong Kong)	535,231	239,004
Hopefluent Group Holdings, Ltd. (China)	140,000	43,924
Longfor Group Holdings, Ltd. (China)	128,500	400,412
Mah Sing Group (Malaysia)	175,500	39,895
Supalai PCL (Thailand)	121,200	75,010
Times Property Holdings, Ltd. (China)	166,000	217,253
Total Real Estate		1,592,457
Utilities - 4.2%
CGN New Energy Holdings Co., Ltd. (Hong Kong)	318,000	44,535
China Longyuan Power Group Corp., Ltd., Class H (China)	191,000	142,983

	Shares	Value
China Resources Power Holdings Co., Ltd. (Hong Kong)	112,000	$224,485
Total Utilities		412,003
Total Common Stocks (Cost $8,090,614)		8,621,530
Preferred Stock - 2.4%
Information Technology - 2.4%
Samsung Electronics Co., Ltd. (South Korea) (Cost $181,841)	6,850	232,116
Total Preferred Stock (Cost $181,841)		232,116
Participation Notes - 2.6%
Consumer Discretionary - 2.6%
Midea Group Co., Ltd. (HSBC Securities) (China)	21,500	140,099
Qingdao Haier Co, Ltd. (HSBC Securities) (China)	44,800	107,498
Total Participation Notes (Cost $189,977)		247,597
Warrants - 0.0%#
Energy - 0.0%#
Ezion Holdings, Ltd. (exercise price 0.45 Singapore Dollar) expiring, 04/24/20 (Singapore)* (Cost $0)	18,520	14
Short-Term Investments - 3.1%
Other Investment Companies - 3.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.30%[2]	101,177	101,177
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.36%[2]	101,177	101,177
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.34%[2]	104,242	104,242
Total Short-Term Investments (Cost $306,596)		306,596
Total Investments - 96.7% (Cost $8,769,028)		9,407,853
Other Assets, less Liabilities - 3.3%		320,087
Net Assets - 100.0%		$9,727,940

*	Non-income producing security.
#	Less than 0.05%.
[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At January 31, 2019, the value of these securities amounted to $426,996 or 4.4% of net assets.

[2]	Yield shown represents the January 31, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

NVDR    Non-Voting Depositary Receipt

REIT       Real Estate Investment Trust

AMG Managers Value Partners Asia Dividend Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of January 31, 2019:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Financials	$346,625	$1,758,812	—	$2,105,437
Industrials	15,611	1,680,900	—	1,696,511
Real Estate	—	1,592,457	—	1,592,457
Consumer Discretionary	87,881	1,147,429	—	1,235,310
Health Care	—	487,774	—	487,774
Utilities	—	412,003	—	412,003
Information Technology	—	343,890	—	343,890
Communication Services	66,590	233,795	—	300,385
Consumer Staples	—	284,243	—	284,243
Energy	25,619	68,221	—	93,840
Materials	—	69,680	—	69,680
Preferred Stock
Information Technology	—	232,116	—	232,116
Participation Notes
Consumer Discretionary	—	247,597	—	247,597
Warrants
Energy	—	14	—	14
Short-Term Investments
Other Investment Companies	306,596	—	—	306,596

Total Investments in Securities	$848,922	$8,558,931	—	$9,407,853

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the period ended January 31, 2019, there were no transfers in or out of Level 3.

Country	% of Long-Term Investments
China	46.5
Hong Kong	22.0
Indonesia	5.3
Malaysia	0.4
Philippines	1.4
Singapore	3.5

Country	% of Long-Term Investments
South Korea	12.2
Taiwan	5.2
Thailand	1.9
United Kingdom	1.6

100.0

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

Notes to Schedules of Portfolio of Investments (continued)

PORTFOLIO SECURITIES LOANED

The Funds participate in the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash or U.S. Government and Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM that cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

The value of securities loaned on positions held, cash and securities collateral received at January 31, 2019 were as follows:

		Cash	Securities	Total
	Securities	Collateral	Collateral	Collateral
Fund	Loaned	Received	Received	Received
AMG River Road Focused Absolute Value Fund	$5,041,571	$1,254,930	$3,643,018	$4,897,948
AMG Managers Montag & Caldwell Growth Fund	9,495,465	—	9,586,897	9,586,897
AMG River Road Dividend All Cap Value Fund	59,508,782	6,809,917	53,481,529	60,291,446
AMG River Road Dividend All Cap Value Fund II	5,127,603	45,080	5,147,119	5,192,199
AMG Managers LMCG Small Cap Growth Fund	16,545,662	5,734,533	11,363,139	17,097,672
AMG River Road Small-Mid Cap Value Fund	8,014,991	953,589	7,128,650	8,082,239
AMG River Road Small Cap Value Fund	31,425,407	2,603,919	29,135,566	31,739,485
AMG Managers Silvercrest Small Cap Fund	45,898,735	595,302	46,287,822	46,883,124
AMG GW&K U.S. Small Cap Growth Fund	5,972,856	1,250,007	4,862,333	6,112,340
AMG Managers DoubleLine Core Plus Bond Fund	5,852,707	5,604,660	309,759	5,914,419
AMG Managers Pictet International Fund	11,522,049	11,979,863	72,235	12,052,098

The following table summarizes the securities received as collateral for securities lending:

	Collateral	Coupon	Maturity
Fund	Type	Range	Date Range
AMG River Road Focused Absolute Value Fund	U.S. Treasury Obligations	0.000%-8.750%	02/12/19-08/15/47
AMG Managers Montag & Caldwell Growth Fund	U.S. Treasury Obligations	0.125%-6.000%	04/15/19-02/15/46
AMG River Road Dividend All Cap Value Fund	U.S. Treasury Obligations	0.000%-8.750%	02/12/19-08/15/47
AMG River Road Dividend All Cap Value Fund II	U.S. Treasury Obligations	0.000%-8.750%	02/12/19-08/15/47
AMG Managers LMCG Small Cap Growth Fund	U.S. Treasury Obligations	0.000%-8.750%	02/12/19-08/15/47
AMG River Road Small-Mid Cap Value Fund	U.S. Treasury Obligations	0.000%-8.750%	02/12/19-08/15/47
AMG River Road Small Cap Value Fund	U.S. Treasury Obligations	0.000%-8.750%	02/12/19-08/15/47
AMG Managers Silvercrest Small Cap Fund	U.S. Treasury Obligations	0.000%-8.750%	02/12/19-08/15/47
AMG GW&K U.S. Small Cap Growth Fund	U.S. Treasury Obligations	0.000%-8.750%	02/12/19-08/15/47
AMG Managers DoubleLine Core Plus Bond Fund	U.S. Treasury Obligations	0.000%-8.750%	02/12/19-08/15/46
AMG Managers Pictet International Fund	U.S. Treasury Obligations	0.000%-8.750%	02/12/19-08/15/47

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS IV

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: March 28, 2019

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date: March 28, 2019